UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Frank, President

Manager Directed Portfolios

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1519

Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2025

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

Hood River International Opportunity Fund
Institutional Shares | HRIOX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Hood River International Opportunity Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://hoodrivercapital.com/international-opportunity-fund/. You can also request this information by contacting us at (800) 497-2960  or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$141	1.30%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
International equity markets navigated a complex landscape from late 2024 through early 2025, shaped by divergent regional economic trends, evolving monetary policies, and renewed geopolitical tensions. Early-year volatility and shifting U.S. policy temporarily disrupted the link between company fundamentals and stock performance—particularly for businesses tied to U.S. demand. However, as tariff concerns subsided and fundamentals regained focus in the second quarter, markets stabilized. Amid these fluctuations, the Hood River International Opportunity Fund Institutional Share Class (HRIOX) rebounded alongside the broader equity recovery, returning +17.09% for the 12 months ending June 30, 2025, versus +18.34% for the MSCI AC World Index ex US Small Cap.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection was the primary driver of relative results during the period. Notably, strong contributions came from the consumer discretionary, healthcare, and utilities sectors, while financials, information technology and materials detracted from performance.
Through it all, our investment philosophy and disciplined process remain our foundation. We continue to rely on a bottom-up approach to identify companies with durable, long-term earnings growth. While market dislocations may obscure fundamentals in the short term, they tend to reassert themselves just as swiftly. We believe our edge lies in remaining true to our process and staying alert to the best opportunities in the most inefficient segments of the market.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $25,000 chart reflects a hypothetical $25,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including shareholder servicing fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $25,000)
Hood River International Opportunity Fund	PAGE 1	TSR-AR-56170L778

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/28/2021)
Institutional Shares	17.09	8.23
MSCI AC WORLD INDEX ex USA Net (USD)	17.72	5.54
MSCI AC World Index ex US Small Cap Net TR	18.34	3.24
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$142,655,662
Number of Holdings	87
Net Advisory Fee	$94,654
Portfolio Turnover Rate	220%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Sector Breakdown (% of Net Assets) *

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	6.1%
Fabrinet	3.5%
Siemens Energy AG	3.0%
Cameco Corp.	2.4%
Kawasaki Heavy Industries Ltd.	2.3%
IREN Ltd.	2.2%
Kandenko Co. Ltd.	2.1%
IHI Corp.	2.1%
Aixtron SE	2.1%
Musashi Seimitsu Industry Co. Ltd.	2.1%
Geographic Breakdown (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/international-opportunity-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the  Fund  or your financial intermediary.
Hood River International Opportunity Fund	PAGE 2	TSR-AR-56170L778

Hood River International Opportunity Fund
Investor Shares | HRIIX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Hood River International Opportunity Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://hoodrivercapital.com/international-opportunity-fund/. You can also request this information by contacting us at (800) 497-2960  or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$174	1.61%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
International equity markets navigated a complex landscape from late 2024 through early 2025, shaped by divergent regional economic trends, evolving monetary policies, and renewed geopolitical tensions. Early-year volatility and shifting U.S. policy temporarily disrupted the link between company fundamentals and stock performance—particularly for businesses tied to U.S. demand. However, as tariff concerns subsided and fundamentals regained focus in the second quarter, markets stabilized. Amid these fluctuations, the Hood River International Opportunity Fund Investor Share Class (HRIIX) rebounded alongside the broader equity recovery, returning +16.70% for the 12 months ending June 30, 2025, versus +18.34% for the MSCI AC World Index ex US Small Cap.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection was the primary driver of relative results during the period. Notably, strong contributions came from the consumer discretionary, healthcare, and utilities sectors, while financials, information technology and materials detracted from performance.
Through it all, our investment philosophy and disciplined process remain our foundation. We continue to rely on a bottom-up approach to identify companies with durable, long-term earnings growth. While market dislocations may obscure fundamentals in the short term, they tend to reassert themselves just as swiftly. We believe our edge lies in remaining true to our process and staying alert to the best opportunities in the most inefficient segments of the market.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees and shareholder servicing fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hood River International Opportunity Fund	PAGE 1	TSR-AR-56170L760

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/11/2023)
Investor Shares	16.78	22.18
MSCI AC WORLD INDEX ex USA Net (USD)	17.72	15.31
MSCI AC World Index ex US Small Cap Net TR	18.34	14.41
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$142,655,662
Number of Holdings	87
Net Advisory Fee	$94,654
Portfolio Turnover Rate	220%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Sector Breakdown (% of Net Assets) *

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	6.1%
Fabrinet	3.5%
Siemens Energy AG	3.0%
Cameco Corp.	2.4%
Kawasaki Heavy Industries Ltd.	2.3%
IREN Ltd.	2.2%
Kandenko Co. Ltd.	2.1%
IHI Corp.	2.1%
Aixtron SE	2.1%
Musashi Seimitsu Industry Co. Ltd.	2.1%
Geographic Breakdown (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/international-opportunity-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the  Fund  or your financial intermediary.
Hood River International Opportunity Fund	PAGE 2	TSR-AR-56170L760

Hood River International Opportunity Fund
Retirement Shares | HRITX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Hood River International Opportunity Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://hoodrivercapital.com/international-opportunity-fund/. You can also request this information by contacting us at (800) 497-2960  or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retirement Shares	$130	1.20%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
International equity markets navigated a complex landscape from late 2024 through early 2025, shaped by divergent regional economic trends, evolving monetary policies, and renewed geopolitical tensions. Early-year volatility and shifting U.S. policy temporarily disrupted the link between company fundamentals and stock performance—particularly for businesses tied to U.S. demand. However, as tariff concerns subsided and fundamentals regained focus in the second quarter, markets stabilized. Amid these fluctuations, the Hood River International Opportunity Fund Retirement Share Class (HRITX) rebounded alongside the broader equity recovery, returning +17.17% for the 12 months ending June 30, 2025, versus +18.34% for the MSCI AC World Index ex US Small Cap.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection was the primary driver of relative results during the period. Notably, strong contributions came from the consumer discretionary, healthcare, and utilities sectors, while financials, information technology and materials detracted from performance.
Through it all, our investment philosophy and disciplined process remain our foundation. We continue to rely on a bottom-up approach to identify companies with durable, long-term earnings growth. While market dislocations may obscure fundamentals in the short term, they tend to reassert themselves just as swiftly. We believe our edge lies in remaining true to our process and staying alert to the best opportunities in the most inefficient segments of the market.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hood River International Opportunity Fund	PAGE 1	TSR-AR-56170L752

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/22/2021)
Retirement Shares	17.26	8.84
MSCI AC WORLD INDEX ex USA Net (USD)	17.72	6.09
MSCI AC World Index ex US Small Cap Net TR	18.34	4.25
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$142,655,662
Number of Holdings	87
Net Advisory Fee	$94,654
Portfolio Turnover Rate	220%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Sector Breakdown (% of Net Assets) *

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	6.1%
Fabrinet	3.5%
Siemens Energy AG	3.0%
Cameco Corp.	2.4%
Kawasaki Heavy Industries Ltd.	2.3%
IREN Ltd.	2.2%
Kandenko Co. Ltd.	2.1%
IHI Corp.	2.1%
Aixtron SE	2.1%
Musashi Seimitsu Industry Co. Ltd.	2.1%
Geographic Breakdown (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/international-opportunity-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the  Fund  or your financial intermediary.
Hood River International Opportunity Fund	PAGE 2	TSR-AR-56170L752

Hood River New Opportunities Fund
Institutional Shares | HRNOX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Hood River New Opportunities Fund (the “Fund”) for the period of  August 5, 2024 (commencement of operations) to  June 30, 2025. You can find additional information about the Fund at https://hoodrivercapital.com/new-opportunities-fund/. You can also request this information by contacting us at (800) 497-2960  or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FROM AUGUST 5, 2024 TO JUNE 30, 2025? (based on a hypothetical $10,000 investment)*

Class Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment**
Institutional Shares	$102	0.95%
*	Amount shown reflects the expenses of the Fund from August 5, 2024 (commencement of operations) through June 30, 2025. Expenses would be higher if the Fund had been in operation for the full year.
**	Annualized
HOW DID THE FUND PERFORM SINCE INCEPTION AND WHAT AFFECTED ITS PERFORMANCE?
U.S. small/mid-cap growth stocks experienced notable volatility from mid-2024 through early 2025, driven by a sharp rotation into value, persistent macroeconomic pressures, and heightened geopolitical tensions. Despite these challenges, the Russell 2500® Growth Index delivered a +12.27% cumulative return from August 5, 2024 through June 30, 2025*, as improving sentiment in Q2 helped shift market focus back to company fundamentals. This environment played to Hood River’s strengths—namely, a bottom-up, research-driven approach aimed at identifying mispriced opportunities while seeking to mitigate downside risk. With fundamentals once again taking center stage, our portfolio was well positioned, resulting in a +38.20% cumulative return for the Hood River New Opportunities Fund Institutional Share Class (HRNOX) over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s outperformance since inception was driven primarily by strong stock selection. Key contributors included positions in the information technology, financials and industrials sectors, while energy, healthcare and materials modestly detracted from relative performance.
Through it all, our investment philosophy and disciplined process remain our foundation. We continue to rely on a bottom-up approach to identify companies with durable, long-term earnings growth. While market dislocations may obscure fundamentals in the short term, they tend to reassert themselves just as swiftly. We believe our edge lies in remaining true to our process and staying alert to the best opportunities in the most inefficient segments of the market.
*Fund inception 8/5/2024
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $25,000 chart reflects a hypothetical $25,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including shareholder servicing fees, management fees and other expenses, were deducted.
Hood River New Opportunities Fund	PAGE 1	TSR-AR-56170L646

CUMULATIVE PERFORMANCE (Initial Investment of $25,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/05/2024)
Institutional Shares	38.20
Russell 3000 Total Return	20.90
Russell 2500 Growth Total Return	12.27
Visit https://hoodrivercapital.com/new-opportunities-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$167,011,059
Number of Holdings	107
Net Advisory Fee	$285,346
Portfolio Turnover Rate	105%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Sector Breakdown (% of Net Assets) *

Top 10 Issuers	(% of Net Assets)
Dave, Inc.	6.8%
MasTec, Inc.	3.3%
Lumentum Holdings, Inc.	3.3%
Ollie’s Bargain Outlet Holdings, Inc.	3.2%
QXO, Inc.	2.9%
Applied Digital Corp.	2.5%
GFL Environmental, Inc.	2.3%
Verona Pharma PLC	2.1%
Comfort Systems USA, Inc.	2.1%
ACI Worldwide, Inc.	1.8%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/new-opportunities-fund/.
Hood River New Opportunities Fund	PAGE 2	TSR-AR-56170L646

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the  Fund  or your financial intermediary.
Hood River New Opportunities Fund	PAGE 3	TSR-AR-56170L646

Hood River New Opportunities Fund
Investor Shares | HRNIX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Hood River New Opportunities Fund (the “Fund”) for the period of  August 5, 2024 (commencement of operations)  to June 30, 2025. You can find additional information about the Fund at https://hoodrivercapital.com/new-opportunities-fund/. You can also request this information by contacting us at (800) 497-2960  or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FROM AUGUST 5, 2024 TO JUNE 30, 2025?  (based on a hypothetical $10,000 investment)*

Class Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment**
Investor Shares	$129	1.20%
*	Amount shown reflects the expenses of the Fund from August 5, 2024 (commencement of operations) through June 30, 2025. Expenses would be higher if the Fund had been in operation for the full year.
**	Annualized
HOW DID THE FUND PERFORM SINCE INCEPTION AND WHAT AFFECTED ITS PERFORMANCE?
U.S. small/mid-cap growth stocks experienced notable volatility from mid-2024 through early 2025, driven by a sharp rotation into value, persistent macroeconomic pressures, and heightened geopolitical tensions. Despite these challenges, the Russell 2500® Growth Index delivered a +12.27% cumulative return from August 5, 2024 through June 30, 2025*, as improving sentiment in Q2 helped shift market focus back to company fundamentals. This environment played to Hood River’s strengths—namely, a bottom-up, research-driven approach aimed at identifying mispriced opportunities while seeking to mitigate downside risk. With fundamentals once again taking center stage, our portfolio was well positioned, resulting in a +37.90% cumulative return for the Hood River New Opportunities Fund Investor Share Class (HRNIX) over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s outperformance since inception was driven primarily by strong stock selection. Key contributors included positions in the information technology, financials and industrials sectors, while energy, healthcare and materials modestly detracted from relative performance.
Through it all, our investment philosophy and disciplined process remain our foundation. We continue to rely on a bottom-up approach to identify companies with durable, long-term earnings growth. While market dislocations may obscure fundamentals in the short term, they tend to reassert themselves just as swiftly. We believe our edge lies in remaining true to our process and staying alert to the best opportunities in the most inefficient segments of the market.
*Fund inception 8/5/2024
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees and shareholder servicing fees, management fees and other expenses, were deducted.
Hood River New Opportunities Fund	PAGE 1	TSR-AR-56170L638

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/05/2024)
Investor Shares	37.90
Russell 3000 Total Return	20.90
Russell 2500 Growth Total Return	12.27
Visit https://hoodrivercapital.com/new-opportunities-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$167,011,059
Number of Holdings	107
Net Advisory Fee	$285,346
Portfolio Turnover Rate	105%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Sector Breakdown (% of Net Assets) *

Top 10 Issuers	(% of Net Assets)
Dave, Inc.	6.8%
MasTec, Inc.	3.3%
Lumentum Holdings, Inc.	3.3%
Ollie’s Bargain Outlet Holdings, Inc.	3.2%
QXO, Inc.	2.9%
Applied Digital Corp.	2.5%
GFL Environmental, Inc.	2.3%
Verona Pharma PLC	2.1%
Comfort Systems USA, Inc.	2.1%
ACI Worldwide, Inc.	1.8%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/new-opportunities-fund/.
Hood River New Opportunities Fund	PAGE 2	TSR-AR-56170L638

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the  Fund  or your financial intermediary.
Hood River New Opportunities Fund	PAGE 3	TSR-AR-56170L638

Hood River New Opportunities Fund
Retirement Shares | HRNRX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Hood River New Opportunities Fund (the “Fund”) for the period of  August 5, 2024 (commencement of operations) to June 30, 2025. You can find additional information about the Fund at https://hoodrivercapital.com/new-opportunities-fund/. You can also request this information by contacting us at (800) 497-2960  or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FROM AUGUST 5, 2024 TO JUNE 30, 2025?  (based on a hypothetical $10,000 investment)*

Class Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment**
Retirement Shares	$92	0.85%
*	Amount shown reflects the expenses of the Fund from August 5, 2024 (commencement of operations) through June 30, 2025. Expenses would be higher if the Fund had been in operation for the full year.
**	Annualized
HOW DID THE FUND PERFORM SINCE INCEPTION AND WHAT AFFECTED ITS PERFORMANCE?
U.S. small/mid-cap growth stocks experienced notable volatility from mid-2024 through early 2025, driven by a sharp rotation into value, persistent macroeconomic pressures, and heightened geopolitical tensions. Despite these challenges, the Russell 2500® Growth Index delivered a +12.27% cumulative return from August 5, 2024 through June 30, 2025*, as improving sentiment in Q2 helped shift market focus back to company fundamentals. This environment played to Hood River’s strengths—namely, a bottom-up, research-driven approach aimed at identifying mispriced opportunities while seeking to mitigate downside risk. With fundamentals once again taking center stage, our portfolio was well positioned, resulting in a +38.20% cumulative return for the Hood River New Opportunities Fund Retirement Share Class (HRNRX) over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s outperformance since inception was driven primarily by strong stock selection. Key contributors included positions in the information technology, financials and industrials sectors, while energy, healthcare and materials modestly detracted from relative performance.
Through it all, our investment philosophy and disciplined process remain our foundation. We continue to rely on a bottom-up approach to identify companies with durable, long-term earnings growth. While market dislocations may obscure fundamentals in the short term, they tend to reassert themselves just as swiftly. We believe our edge lies in remaining true to our process and staying alert to the best opportunities in the most inefficient segments of the market.
*Fund inception 8/5/2024
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
Hood River New Opportunities Fund	PAGE 1	TSR-AR-56170L620

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/05/2024)
Retirement Shares	38.20
Russell 3000 Total Return	20.90
Russell 2500 Growth Total Return	12.27
Visit https://hoodrivercapital.com/new-opportunities-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$167,011,059
Number of Holdings	107
Net Advisory Fee	$285,346
Portfolio Turnover Rate	105%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Sector Breakdown (% of Net Assets) *

Top 10 Issuers	(% of Net Assets)
Dave, Inc.	6.8%
MasTec, Inc.	3.3%
Lumentum Holdings, Inc.	3.3%
Ollie’s Bargain Outlet Holdings, Inc.	3.2%
QXO, Inc.	2.9%
Applied Digital Corp.	2.5%
GFL Environmental, Inc.	2.3%
Verona Pharma PLC	2.1%
Comfort Systems USA, Inc.	2.1%
ACI Worldwide, Inc.	1.8%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/new-opportunities-fund/.
Hood River New Opportunities Fund	PAGE 2	TSR-AR-56170L620

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the  Fund  or your financial intermediary.
Hood River New Opportunities Fund	PAGE 3	TSR-AR-56170L620

Hood River Small-Cap Growth Fund
Institutional Shares | HRSMX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Hood River Small-Cap Growth Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://hoodrivercapital.com/us-small-cap-growth-fund/. You can also request this information by contacting us at (800) 497-2960  or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$115	1.07%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
U.S. small-cap growth stocks experienced notable volatility from mid-2024 through early 2025, driven by a sharp rotation into value, persistent macroeconomic pressures, and heightened geopolitical tensions. Despite these challenges, the Russell 2000® Growth Index delivered a +9.73% return over the 12 months ending June 30, 2025, as improving sentiment in Q2 helped shift market focus back to company fundamentals. This environment played to Hood River’s strengths—namely, a bottom-up, research-driven approach aimed at identifying mispriced opportunities while seeking to mitigate downside risk. With fundamentals once again taking center stage, our portfolio was well positioned, resulting in a +14.78% return for the Hood River Small-Cap Growth Fund Institutional Share Class (HRSMX) over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s outperformance over the trailing 12 months was driven primarily by strong stock selection. Key contributors included positions in the financials, healthcare and information technology sectors, while energy, materials and communication services modestly detracted from relative performance.
Through it all, our investment philosophy and disciplined process remain our foundation. We continue to rely on a bottom-up approach to identify companies with durable, long-term earnings growth. While market dislocations may obscure fundamentals in the short term, they tend to reassert themselves just as swiftly. We believe our edge lies in remaining true to our process and staying alert to the best opportunities in the most inefficient segments of the market.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $25,000 chart reflects a hypothetical $25,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including shareholder servicing fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $25,000)
Hood River Small-Cap Growth Fund	PAGE 1	TSR-AR-56170L208

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	14.78	16.91	13.21
Russell 3000 Total Return Index	15.30	15.96	12.96
Russell 2000 Growth Total Return Index	9.73	7.42	7.14
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$3,903,492,685
Number of Holdings	106
Net Advisory Fee	$31,917,294
Portfolio Turnover Rate	102%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Sector Breakdown (% of Net Assets) *

Top 10 Issuers	(% of Net Assets)
MasTec, Inc.	4.1%
Dave, Inc.	3.4%
Applied Digital Corp.	3.0%
Lumentum Holdings, Inc.	2.9%
QXO, Inc.	2.6%
ACI Worldwide, Inc.	2.2%
HCI Group, Inc.	2.2%
Ollie’s Bargain Outlet Holdings, Inc.	2.2%
Verona Pharma PLC	2.0%
Kratos Defense & Security Solutions, Inc.	1.8%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/us-small-cap-growth-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the  Fund  or your financial intermediary.
Hood River Small-Cap Growth Fund	PAGE 2	TSR-AR-56170L208

Hood River Small-Cap Growth Fund
Investor Shares | HRSRX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Hood River Small-Cap Growth Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://hoodrivercapital.com/us-small-cap-growth-fund/. You can also request this information by contacting us at (800) 497-2960  or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$142	1.32%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
U.S. small-cap growth stocks experienced notable volatility from mid-2024 through early 2025, driven by a sharp rotation into value, persistent macroeconomic pressures, and heightened geopolitical tensions. Despite these challenges, the Russell 2000® Growth Index delivered a +9.73% return over the 12 months ending June 30, 2025, as improving sentiment in Q2 helped shift market focus back to company fundamentals. This environment played to Hood River’s strengths—namely, a bottom-up, research-driven approach aimed at identifying mispriced opportunities while seeking to mitigate downside risk. With fundamentals once again taking center stage, our portfolio was well positioned, resulting in a +14.49% return for the Hood River Small-Cap Growth Fund Investor Share Class (HRSRX) over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s outperformance over the trailing 12 months was driven primarily by strong stock selection. Key contributors included positions in the financials, healthcare and information technology sectors, while energy, materials and communication services modestly detracted from relative performance.
Through it all, our investment philosophy and disciplined process remain our foundation. We continue to rely on a bottom-up approach to identify companies with durable, long-term earnings growth. While market dislocations may obscure fundamentals in the short term, they tend to reassert themselves just as swiftly. We believe our edge lies in remaining true to our process and staying alert to the best opportunities in the most inefficient segments of the market.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees and shareholder servicing fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hood River Small-Cap Growth Fund	PAGE 1	TSR-AR-56170L109

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/07/2015)
Investor Shares	14.49	16.66	13.08
Russell 3000 Total Return Index	15.30	15.96	12.90
Russell 2000 Growth Total Return Index	9.73	7.42	7.20
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$3,903,492,685
Number of Holdings	106
Net Advisory Fee	$31,917,294
Portfolio Turnover Rate	102%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Sector Breakdown (% of Net Assets) *

Top 10 Issuers	(% of Net Assets)
MasTec, Inc.	4.1%
Dave, Inc.	3.4%
Applied Digital Corp.	3.0%
Lumentum Holdings, Inc.	2.9%
QXO, Inc.	2.6%
ACI Worldwide, Inc.	2.2%
HCI Group, Inc.	2.2%
Ollie’s Bargain Outlet Holdings, Inc.	2.2%
Verona Pharma PLC	2.0%
Kratos Defense & Security Solutions, Inc.	1.8%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/us-small-cap-growth-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the  Fund  or your financial intermediary.
Hood River Small-Cap Growth Fund	PAGE 2	TSR-AR-56170L109

Hood River Small-Cap Growth Fund
Retirement Shares | HRSIX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Hood River Small-Cap Growth Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://hoodrivercapital.com/us-small-cap-growth-fund/. You can also request this information by contacting us at (800) 497-2960  or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retirement Shares	$104	0.97%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
U.S. small-cap growth stocks experienced notable volatility from mid-2024 through early 2025, driven by a sharp rotation into value, persistent macroeconomic pressures, and heightened geopolitical tensions. Despite these challenges, the Russell 2000® Growth Index delivered a +9.73% return over the 12 months ending June 30, 2025, as improving sentiment in Q2 helped shift market focus back to company fundamentals. This environment played to Hood River’s strengths—namely, a bottom-up, research-driven approach aimed at identifying mispriced opportunities while seeking to mitigate downside risk. With fundamentals once again taking center stage, our portfolio was well positioned, resulting in a +14.88% return for the Hood River Small-Cap Growth Fund Retirement Share Class (HRSIX) over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s outperformance over the trailing 12 months was driven primarily by strong stock selection. Key contributors included positions in the financials, healthcare and information technology sectors, while energy, materials and communication services modestly detracted from relative performance.
Through it all, our investment philosophy and disciplined process remain our foundation. We continue to rely on a bottom-up approach to identify companies with durable, long-term earnings growth. While market dislocations may obscure fundamentals in the short term, they tend to reassert themselves just as swiftly. We believe our edge lies in remaining true to our process and staying alert to the best opportunities in the most inefficient segments of the market.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hood River Small-Cap Growth Fund	PAGE 1	TSR-AR-56170L505

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/03/2017)
Retirement Shares	14.88	17.00	14.62
Russell 3000 Total Return Index	15.30	15.96	13.44
Russell 2000 Growth Total Return Index	9.73	7.42	7.87
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$3,903,492,685
Number of Holdings	106
Net Advisory Fee	$31,917,294
Portfolio Turnover Rate	102%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Sector Breakdown (% of Net Assets) *

Top 10 Issuers	(% of Net Assets)
MasTec, Inc.	4.1%
Dave, Inc.	3.4%
Applied Digital Corp.	3.0%
Lumentum Holdings, Inc.	2.9%
QXO, Inc.	2.6%
ACI Worldwide, Inc.	2.2%
HCI Group, Inc.	2.2%
Ollie’s Bargain Outlet Holdings, Inc.	2.2%
Verona Pharma PLC	2.0%
Kratos Defense & Security Solutions, Inc.	1.8%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/us-small-cap-growth-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the  Fund  or your financial intermediary.
Hood River Small-Cap Growth Fund	PAGE 2	TSR-AR-56170L505

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there are two audit committee financial experts serving on its audit committee. Gaylord B. Lyman and Scott C. Jones are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 06/30/2025	FYE 06/30/2024
(a) Audit Fees	$43,500	$28,150
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$10,500	$7,000
(d) All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant as well as non-audit services provided to the registrant’s investment adviser and any entity controlling, controlled by or under the common control with the registrant’s investment adviser that provides ongoing services to the registrant, relating to the operations and financial reporting of the registrant.

The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows for the Hood River Funds:

	FYE 06/30/2025	FYE 06/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

The following table indicates the non-audit fees billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any entity controlling, controlled by, or under common control with the registrant’s investment adviser) for the last two years.

Non-Audit Related Fees	FYE 06/30/2025	FYE 06/30/2024
Registrant	$10,500	$7,000
Registrant’s Investment Adviser	N/A	N/A

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Hood River Funds
Core Financial Statements
June 30, 2025

HOOD RIVER INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

	Shares	Value
COMMON STOCKS - 98.5%
COMMUNICATION SERVICES - 4.6%
Entertainment - 3.0%
CD Projekt SA	35,835	$2,796,614
Hacksaw AB(a)	175,000	1,405,786
		4,202,400
Interactive Media & Services - 1.6%
Karnov Group AB(a)	99,688	1,134,128
Trustpilot Group PLC(a)(b)	358,900	1,194,301
		2,328,429
TOTAL COMMUNICATION SERVICES		6,530,829
CONSUMER DISCRETIONARY - 11.0%
Automobile Components - 2.1%
Musashi Seimitsu Industry Co. Ltd.	141,000	2,993,546
Broadline Retail - 1.3%
Falabella SA	353,010	1,875,647
Hotels, Restaurants & Leisure - 3.3%
Genius Sports Ltd.(a)(c)	243,392	2,531,277
WEB Travel Group Ltd.(a)	752,258	2,199,853
		4,731,130
Household Durables - 0.7%
Cury Construtora e Incorporadora SA	180,906	985,592
Management of Companies and Enterprises - 1.0%
Viking Holdings Ltd. ORD SHS(a)	26,674	1,421,457
Specialty Retail - 0.3%
KITS Eyecare Ltd.(a)	45,400	507,093
Textiles, Apparel & Luxury Goods - 2.3%
Kurabo Industries Ltd.	37,000	1,916,298
Pandora AS	7,500	1,321,466
		3,237,764
TOTAL CONSUMER DISCRETIONARY		15,752,229
CONSUMER STAPLES - 4.8%
Consumer Staples Distribution & Retail - 3.0%
BBB Foods, Inc. - Class A(a)	56,067	1,556,420
Cencosud SA	511,821	1,741,551
Redcare Pharmacy NV(a)(b)	8,455	935,358
		4,233,329
Food Products - 0.4%
Winfarm SAS(a)	145,683	632,074

The accompanying notes are an integral part of these financial statements.

1

HOOD RIVER INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
CONSUMER STAPLES - (Continued)
Personal Care Products - 1.4%
Oddity Tech Ltd. - Class A(a)(c)	25,597	$1,931,805
TOTAL CONSUMER STAPLES		6,797,208
ENERGY - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Cameco Corp.(c)	46,794	3,473,519
TOTAL ENERGY		3,473,519
FINANCIALS - 14.1%
Banks - 7.4%
Banco BPM SpA	91,702	1,070,397
Banco de Chile	14,610,885	2,209,766
BPER Banca SpA	93,351	847,282
Capitec Bank Holdings Ltd.	4,485	896,757
Credicorp Ltd.	6,000	1,341,120
Credito Emiliano SpA	55,114	813,324
Grupo Cibest SA - ADR	38,836	1,793,835
Mediobanca Banca di Credito Finanziario SpA	68,400	1,591,738
		10,564,219
Capital Markets - 3.1%
Bitcoin Treasury Corp.(a)	100,000	718,194
flatexDEGIRO AG	31,664	896,634
Pensionbee Group PLC(a)	348,517	796,520
Plus500 Ltd.	43,603	2,034,665
		4,446,013
Consumer Finance - 0.8%
Kaspi.KZ JSC - ADR	12,835	1,089,563
Financial Services - 0.9%
Pagseguro Digital Ltd. - Class A	57,000	549,480
StoneCo Ltd. - Class A(a)	41,600	667,264
		1,216,744
Insurance - 1.9%
Just Group PLC	686,494	1,249,919
Revo Insurance SpA	79,468	1,479,190
		2,729,109
TOTAL FINANCIALS		20,045,648
HEALTH CARE - 4.1%
Health Care Equipment & Supplies - 1.8%
Establishment Labs Holdings, Inc.(a)(c)	53,124	2,268,926
Implantica AG(a)	60,000	258,085
		2,527,011

The accompanying notes are an integral part of these financial statements.

2

HOOD RIVER INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
HEALTH CARE - (Continued)
Health Care Technology - 0.9%
Craneware PLC	45,769	$1,331,882
Pharmaceuticals - 1.4%
Verona Pharma PLC - ADR(a)(c)	20,707	1,958,468
TOTAL HEALTH CARE		5,817,361
INDUSTRIALS - 30.7%(d)
Aerospace & Defense - 3.8%
Avio SpA	53,000	1,478,704
Hanwha Systems Co. Ltd.(a)	41,000	1,758,809
Theon International PLC	61,876	2,219,410
		5,456,923
Building Products - 0.5%
KRN Heat Exchanger And Refrigeration Ltd.(a)	66,800	661,630
Commercial Services & Supplies - 2.6%
GFL Environmental, Inc.(c)	52,520	2,650,159
Orizon Valorizacao de Residuos SA(a)	99,919	995,678
		3,645,837
Construction & Engineering - 8.7%
Dai-Dan Co. Ltd.	86,000	2,643,879
Hyundai Engineering & Construction Co. Ltd.	33,377	1,937,989
Kandenko Co. Ltd.	131,000	3,023,626
Sanki Engineering Co. Ltd.	72,000	2,021,599
Sumitomo Densetsu Co. Ltd.	66,000	2,821,670
		12,448,763
Electrical Equipment - 4.1%
Hyosung Heavy Industries Corp.(a)	2,412	1,588,550
Siemens Energy AG(a)	36,230	4,234,608
		5,823,158
Machinery - 10.4%
Circus SE(a)	76,190	1,301,350
Hanwha Ocean Co. Ltd.(a)	18,459	1,081,254
IHI Corp.	27,900	3,017,769
Japan Steel Works Ltd.	15,300	875,321
Kawasaki Heavy Industries Ltd.	43,000	3,250,696
Kornit Digital Ltd.(a)	80,531	1,603,372
Mitsubishi Heavy Industries Ltd.	119,000	2,977,902
Zhejiang Sanhua Intelligent Controls Co. Ltd.(a)	237,000	759,311
		14,866,975

The accompanying notes are an integral part of these financial statements.

3

HOOD RIVER INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
INDUSTRIALS - (Continued)
Trading Companies & Distributors - 0.6%
Karat Packaging, Inc.	27,500	$774,400
Zedcor, Inc.(a)	36,300	109,027
		883,427
TOTAL INDUSTRIALS		43,786,713
INFORMATION TECHNOLOGY - 24.2%
Electronic Equipment, Instruments & Components - 6.1%
Fabrinet(a)	16,931	4,989,227
Kraken Robotics, Inc.(a)	503,400	1,134,891
Maruwa Co. Ltd.	4,900	1,404,433
Taiwan Union Technology Corp.	155,000	1,207,571
		8,736,122
IT Services - 6.9%
Applied Digital Corp.(a)(c)	866,481	8,725,464
GDS Holdings Ltd. - ADR(a)(c)	25,297	773,329
Spyrosoft SA(a)	2,381	387,805
		9,886,598
Semiconductors & Semiconductor Equipment - 6.7%
AIXTRON SE	164,000	3,016,653
BE Semiconductor Industries NV	18,500	2,766,745
Canatu PLC(a)	51,364	571,162
Infineon Technologies AG	60,000	2,560,330
Sequans Communications SA - ADR(a)(e)	464,551	682,890
		9,597,780
Software - 4.5%
BlackBerry Ltd.(a)(c)	352,108	1,612,654
Gorilla Technology Group, Inc.(a)	37,100	737,919
Innoscripta SE(a)	2,000	237,004
IREN Ltd.(a)(c)	215,000	3,132,550
SimilarWeb Ltd.(a)	78,446	615,017
		6,335,144
TOTAL INFORMATION TECHNOLOGY		34,555,644
MATERIALS - 2.0%
Construction Materials - 1.4%
Heidelberg Materials AG	8,530	2,008,794
Metals & Mining - 0.6%
Lynas Rare Earths Ltd.(a)	140,746	802,283
TOTAL MATERIALS		2,811,077

The accompanying notes are an integral part of these financial statements.

4

HOOD RIVER INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
UTILITIES - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
Capital Power Corp.	22,066	$887,987
TOTAL UTILITIES		887,987
TOTAL COMMON STOCKS (Cost $115,431,100)		140,458,215
	Contracts
WARRANTS - 0.2%
Sequans Communications (SQNS), Expires 09/30/2025, Exercise Price $0.01(a)(e)	240,795	334,705
Sequans Communications (SQNS), Expires 09/30/2025, Exercise Price $0.01(a)(e)(f)	105,802	—
TOTAL WARRANTS (Cost $334,705)		334,705
	Shares
SHORT-TERM INVESTMENTS - 17.1%
Investments Purchased with Proceeds from Securities Lending - 14.1%
Mount Vernon Liquid Assets Portfolio, LLC, 4.50%(g)	20,143,599	20,143,599
Money Market Funds - 3.0%
First American Treasury Obligations Fund - Class X, 4.23%(g)	4,281,972	4,281,972
TOTAL SHORT-TERM INVESTMENTS (Cost $24,425,571)		24,425,571
TOTAL INVESTMENTS - 115.8% (Cost $140,191,376)		$165,218,491
Liabilities in Excess of Other Assets - (15.8)%		(22,562,829)
TOTAL NET ASSETS - 100.0%		$142,655,662

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
JSC - Public Joint Stock Company
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities totaled $2,129,659 or 1.5% of the Fund’s net assets.

(c)	All or a portion of this security was on loan as of June 30, 2025. The fair value of these securities was $19,471,241.
(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)
All or some of the shares of the security were acquired through a private investment in public equity (PIPE) transaction. Security may be subject to legal restrictions on sales and was illiquid as of June 30, 2025.

(f)	Security received at no cost in connection with Sequans Communications June 2025 PIPE transaction. The security had no market value as of June 30, 2025.
(g)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

5

HOOD RIVER NEW OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

	Shares	Value
COMMON STOCKS - 96.5%
COMMUNICATION SERVICES - 1.2%
Entertainment - 1.2%
Take-Two Interactive Software, Inc.(a)	8,466	$2,055,968
TOTAL COMMUNICATION SERVICES		2,055,968
CONSUMER DISCRETIONARY - 9.3%
Broadline Retail - 2.5%
Ollie's Bargain Outlet Holdings, Inc.(a)(b)	31,964	4,212,216
Hotels, Restaurants & Leisure - 3.8%
Genius Sports Ltd.(a)	225,082	2,340,853
Kura Sushi USA, Inc. - Class A(a)(b)	7,510	646,461
Life Time Group Holdings, Inc.(a)	64,898	1,968,356
Rush Street Interactive, Inc.(a)	93,301	1,390,185
		6,345,855
Management of Companies and Enterprises - 0.8%
Viking Holdings Ltd. ORD SHS(a)	26,655	1,420,445
Specialty Retail - 1.1%
Signet Jewelers Ltd.	10,641	846,492
Williams-Sonoma, Inc.	6,306	1,030,211
		1,876,703
Textiles, Apparel & Luxury Goods - 1.1%
Amer Sports, Inc.(a)(b)	30,304	1,174,583
Tapestry, Inc.	6,736	591,488
		1,766,071
TOTAL CONSUMER DISCRETIONARY		15,621,290
CONSUMER STAPLES - 3.3%
Beverages - 0.8%
Celsius Holdings, Inc.(a)(b)	29,097	1,349,810
Consumer Staples Distribution & Retail - 2.1%
BBB Foods, Inc. - Class A(a)	37,787	1,048,967
Sprouts Farmers Market, Inc.(a)(b)	14,747	2,427,946
		3,476,913
Food Products - 0.4%
Freshpet, Inc.(a)	10,627	722,211
TOTAL CONSUMER STAPLES		5,548,934
ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Antero Resources Corp.(a)	49,392	1,989,510
Expand Energy Corp.	8,040	940,198
TOTAL ENERGY		2,929,708

The accompanying notes are an integral part of these financial statements.

6

HOOD RIVER NEW OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
FINANCIALS - 5.9%
Banks - 1.3%
Customers Bancorp, Inc.(a)	23,680	$1,390,963
Western Alliance Bancorp(b)	10,442	814,267
		2,205,230
Consumer Finance - 2.6%
FirstCash Holdings, Inc.	13,538	1,829,525
Kaspi.KZ JSC - ADR	9,271	787,015
SoFi Technologies, Inc.(a)(b)	92,809	1,690,052
		4,306,592
Financial Services - 0.6%
Priority Technology Holdings, Inc.(a)	125,343	975,169
Insurance - 1.4%
Ategrity Specialty Holdings LLC(a)	3,159	67,982
Hippo Holdings, Inc.(a)	64,012	1,787,855
Slide Insurance Holdings, Inc.(a)	20,059	434,478
		2,290,315
TOTAL FINANCIALS		9,777,306
HEALTH CARE - 18.8%
Biotechnology - 7.6%
BioCryst Pharmaceuticals, Inc.(a)	25,745	230,675
CareDx, Inc.(a)	38,113	744,728
Crinetics Pharmaceuticals, Inc.(a)(b)	18,792	540,458
Insmed, Inc.(a)	27,552	2,772,833
Krystal Biotech, Inc.(a)(b)	9,993	1,373,638
Madrigal Pharmaceuticals, Inc.(a)	4,635	1,402,736
MoonLake Immunotherapeutics(a)(b)	14,547	686,618
Neurocrine Biosciences, Inc.(a)	10,151	1,275,879
PTC Therapeutics, Inc.(a)	11,848	578,656
REVOLUTION Medicines, Inc.(a)	18,250	671,418
Rhythm Pharmaceuticals, Inc.(a)	9,730	614,839
Scholar Rock Holding Corp.(a)(b)	39,440	1,396,965
TG Therapeutics, Inc.(a)(b)	11,340	408,127
		12,697,570
Health Care Equipment & Supplies - 4.7%
AtriCure, Inc.(a)(b)	66,909	2,192,608
Butterfly Network, Inc.(a)(b)	662,966	1,325,932
Enovis Corp.(a)(b)	34,492	1,081,669
Lantheus Holdings, Inc.(a)(b)	3,582	293,223
Senseonics Holdings, Inc.(a)	973,139	463,604
Tandem Diabetes Care, Inc.(a)(b)	32,485	605,520
TransMedics Group, Inc.(a)(b)	14,494	1,942,341
		7,904,897

The accompanying notes are an integral part of these financial statements.

7

HOOD RIVER NEW OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
HEALTH CARE - (Continued)
Health Care Providers & Services - 3.6%
Community Health Systems, Inc.(a)	89,265	$303,501
Ensign Group, Inc.	4,942	762,353
Guardant Health, Inc.(a)	31,778	1,653,727
Hinge Health, Inc. - Class A(a)	10,108	523,089
National HealthCare Corp.	6,149	658,004
RadNet, Inc.(a)(b)	27,693	1,576,009
Select Medical Holdings Corp.	36,712	557,288
		6,033,971
Health Care Technology - 0.6%
Waystar Holding Corp.(a)	21,983	898,445
Pharmaceuticals - 2.3%
Axsome Therapeutics, Inc.(a)(b)	7,687	802,446
Verona Pharma PLC - ADR(a)(b)	32,655	3,088,510
		3,890,956
TOTAL HEALTH CARE		31,425,839
INDUSTRIALS - 23.2%
Aerospace & Defense - 3.8%
Axon Enterprise, Inc.(a)	1,837	1,520,926
Curtiss-Wright Corp.	1,635	798,779
Karman Holdings, Inc.(a)(b)	16,603	836,293
Kratos Defense & Security Solutions, Inc.(a)(b)	50,733	2,356,548
Redwire Corp.(a)(b)	49,391	805,073
		6,317,619
Commercial Services & Supplies - 2.1%
GFL Environmental, Inc.(b)	68,243	3,443,542
Construction & Engineering - 6.1%
API Group Corp.(a)(b)	31,650	1,615,733
Comfort Systems USA, Inc.	5,699	3,055,861
MasTec, Inc.(a)	32,708	5,574,424
		10,246,018
Electrical Equipment - 1.4%
NANO Nuclear Energy, Inc.(a)(d)	33,413	1,152,414
Vertiv Holdings Co. - Class A	9,189	1,179,960
		2,332,374
Ground Transportation - 1.7%
XPO, Inc.(a)(b)	22,866	2,887,747

The accompanying notes are an integral part of these financial statements.

8

HOOD RIVER NEW OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
INDUSTRIALS - (Continued)
Machinery - 2.8%
Chart Industries, Inc.(a)	7,457	$1,227,795
ESCO Technologies, Inc.	6,915	1,326,781
Symbotic, Inc.(a)(b)	54,961	2,135,235
		4,689,811
Marine Transportation - 1.0%
Kirby Corp.(a)	14,680	1,664,859
Professional Services - 0.9%
Parsons Corp.(a)	20,667	1,483,270
Trading Companies & Distributors - 3.4%
QXO, Inc.(a)(d)	179,227	3,860,550
Xometry, Inc. - Class A(a)(b)	52,407	1,770,832
		5,631,382
TOTAL INDUSTRIALS		38,696,622
INFORMATION TECHNOLOGY - 30.0%(c)
Communications Equipment - 5.5%
Ciena Corp.(a)(b)	30,307	2,464,868
Lumentum Holdings, Inc.(a)(b)	50,981	4,846,254
Ondas Holdings, Inc.(a)(b)	960,961	1,845,045
		9,156,167
Consumer Finance - 6.8%
Dave, Inc.(a)	42,006	11,274,831
Electronic Equipment, Instruments & Components - 0.8%
Corning, Inc.	21,428	1,126,898
Fabrinet(a)	885	260,792
		1,387,690
IT Services - 4.4%
Applied Digital Corp.(a)(b)	353,614	3,560,893
DigitalOcean Holdings, Inc.(a)(b)	19,194	548,181
Okta, Inc.(a)	11,677	1,167,350
Twilio, Inc. - Class A(a)	17,268	2,147,448
		7,423,872
Professional Services - 1.1%
ExlService Holdings, Inc.(a)	41,767	1,828,977
Semiconductors & Semiconductor Equipment - 3.3%
Lattice Semiconductor Corp.(a)	20,303	994,644
Rambus, Inc.(a)	24,307	1,556,134
Semtech Corp.(a)	46,907	2,117,382
Sequans Communications SA - ADR(a)(d)	549,745	808,125
		5,476,285

The accompanying notes are an integral part of these financial statements.

9

HOOD RIVER NEW OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
INFORMATION TECHNOLOGY - (Continued)
Software - 8.1%
ACI Worldwide, Inc.(a)	63,416	$2,911,429
Bit Digital, Inc.(a)	350,876	768,418
Cadence Design Systems, Inc.(a)	3,798	1,170,354
Clearwater Analytics Holdings, Inc. - Class A(a)	96,785	2,122,495
CyberArk Software Ltd.(a)(b)	3,451	1,404,143
IREN Ltd.(a)(b)	102,682	1,496,077
Red Violet, Inc.	8,266	406,687
Unity Software, Inc.(a)(b)	61,875	1,497,375
Varonis Systems, Inc.(a)	33,544	1,702,358
		13,479,336
TOTAL INFORMATION TECHNOLOGY		50,027,158
MATERIALS - 1.0%
Chemicals - 0.6%
DuPont de Nemours, Inc.	13,343	915,196
Construction Materials - 0.4%
Eagle Materials, Inc.	3,554	718,299
TOTAL MATERIALS		1,633,495
UTILITIES - 2.0%
Electric Utilities - 2.0%
NRG Energy, Inc.	16,720	2,684,898
Oklo, Inc.(a)(b)	14,476	810,511
TOTAL UTILITIES		3,495,409
TOTAL COMMON STOCKS (Cost $135,397,932)		161,211,729
	Contracts
WARRANTS - 0.2%
Sequans Communications (SQNS), Expires 09/30/2025, Exercise Price $0.01(a)(d)	284,955	396,087
Sequans Communications (SQNS), Expires 09/30/2025, Exercise Price $0.01(a)(d)(e)	125,205	—
TOTAL WARRANTS (Cost $396,087)		396,087

The accompanying notes are an integral part of these financial statements.

10

HOOD RIVER NEW OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 26.8%
Investments Purchased with Proceeds from Securities Lending - 23.6%
Mount Vernon Liquid Assets Portfolio, LLC, 4.50%(f)	39,372,326	$39,372,326
Money Market Funds - 3.2%
First American Treasury Obligations Fund - Class X, 4.23%(f)	5,416,740	5,416,740
TOTAL SHORT-TERM INVESTMENTS (Cost $44,789,066)		44,789,066
TOTAL INVESTMENTS - 123.6% (Cost $180,583,085)		$206,396,882
Liabilities in Excess of Other Assets - (23.6)%		(39,385,823)
TOTAL NET ASSETS - 100.0%		$167,011,059

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
JSC - Public Joint Stock Company
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan as of June 30, 2025. The fair value of these securities was $38,536,536.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
All or some of the shares of the security were acquired through a private investment in public equity (PIPE) transaction. Security may be subject to legal restrictions on sales and was illiquid as of June 30, 2025.

(e)	Security received at no cost in connection with Sequans Communications June 2025 PIPE transaction. The security had no market value as of June 30, 2025.
(f)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

11

HOOD RIVER SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

	Shares	Value
COMMON STOCKS - 98.1%
COMMUNICATION SERVICES - 0.5%
Interactive Media & Services - 0.5%
ZoomInfo Technologies, Inc.(a)	1,849,611	$18,718,063
TOTAL COMMUNICATION SERVICES		18,718,063
CONSUMER DISCRETIONARY - 8.7%
Automobile Components - 0.9%
Modine Manufacturing Co.(a)(b)	365,299	35,981,951
Broadline Retail - 2.2%
Ollie's Bargain Outlet Holdings, Inc.(a)(b)	647,368	85,310,155
Diversified Consumer Services - 0.8%
Universal Technical Institute, Inc.(a)	891,164	30,201,548
Hotels, Restaurants & Leisure - 2.7%
Genius Sports Ltd.(a)	3,135,884	32,613,193
Kura Sushi USA, Inc. - Class A(a)(b)	199,136	17,141,627
Life Time Group Holdings, Inc.(a)	1,843,212	55,904,620
		105,659,440
Household Durables - 0.3%
Lovesac Co.(a)(b)	633,889	11,536,780
Specialty Retail - 1.8%
Academy Sports & Outdoors, Inc.(b)	504,771	22,618,789
Camping World Holdings, Inc. - Class A(b)	975,358	16,766,404
Signet Jewelers Ltd.(b)	412,015	32,775,793
		72,160,986
TOTAL CONSUMER DISCRETIONARY		340,850,860
CONSUMER STAPLES - 2.1%
Beverages - 0.8%
Celsius Holdings, Inc.(a)(b)	694,011	32,195,170
Food Products - 0.5%
Freshpet, Inc.(a)(b)	264,630	17,984,255
Personal Care Products - 0.8%
Oddity Tech Ltd. - Class A(a)(b)	443,567	33,476,002
TOTAL CONSUMER STAPLES		83,655,427
ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Denison Mines Corp.(a)(b)	17,021,024	30,978,264
Northern Oil & Gas, Inc.(b)	777,893	22,053,266
TOTAL ENERGY		53,031,530

The accompanying notes are an integral part of these financial statements.

12

HOOD RIVER SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
FINANCIALS - 6.3%
Banks - 2.4%
Customers Bancorp, Inc.(a)	858,280	$50,415,367
WesBanco, Inc.	615,198	19,458,713
Western Alliance Bancorp(b)	328,947	25,651,287
		95,525,367
Consumer Finance - 1.2%
FirstCash Holdings, Inc.	331,821	44,842,290
Insurance - 2.7%
HCI Group, Inc.	561,887	85,519,201
Slide Insurance Holdings, Inc.(a)	849,570	18,401,686
		103,920,887
TOTAL FINANCIALS		244,288,544
HEALTH CARE - 20.3%
Biotechnology - 8.4%
BioCryst Pharmaceuticals, Inc.(a)	672,061	6,021,666
CareDx, Inc.(a)(b)	951,377	18,589,907
Crinetics Pharmaceuticals, Inc.(a)(b)	471,731	13,566,983
Insmed, Inc.(a)	446,410	44,926,702
Krystal Biotech, Inc.(a)	288,745	39,690,888
Madrigal Pharmaceuticals, Inc.(a)(b)	134,720	40,771,661
MoonLake Immunotherapeutics(a)(b)	354,124	16,714,653
Neurocrine Biosciences, Inc.(a)	119,014	14,958,870
PTC Therapeutics, Inc.(a)	349,019	17,046,088
REVOLUTION Medicines, Inc.(a)(b)	623,433	22,936,100
Rhythm Pharmaceuticals, Inc.(a)(b)	297,444	18,795,486
Scholar Rock Holding Corp.(a)(b)	1,070,604	37,920,794
TG Therapeutics, Inc.(a)(b)	933,712	33,604,295
		325,544,093
Health Care Equipment & Supplies - 4.6%
AtriCure, Inc.(a)(b)	1,637,849	53,672,312
Enovis Corp.(a)(b)	951,917	29,852,117
Lantheus Holdings, Inc.(a)(b)	240,668	19,701,082
Tandem Diabetes Care, Inc.(a)(b)	1,479,430	27,576,575
TransMedics Group, Inc.(a)(b)	365,464	48,975,831
		179,777,917
Health Care Providers & Services - 4.2%
Alignment Healthcare, Inc.(a)(b)	3,554,937	49,769,118
Ensign Group, Inc.	292,054	45,052,250
Hinge Health, Inc. - Class A(a)	267,640	13,850,370
RadNet, Inc.(a)(b)	738,220	42,012,101
Select Medical Holdings Corp.	902,240	13,696,003
		164,379,842

The accompanying notes are an integral part of these financial statements.

13

HOOD RIVER SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
HEALTH CARE - (Continued)
Health Care Technology - 0.6%
Waystar Holding Corp.(a)	542,709	$22,180,517
Pharmaceuticals - 2.5%
Axsome Therapeutics, Inc.(a)(b)	200,174	20,896,164
Verona Pharma PLC - ADR(a)(b)	820,644	77,616,509
		98,512,673
TOTAL HEALTH CARE		790,395,042
INDUSTRIALS - 23.7%
Aerospace & Defense - 3.6%
Axon Enterprise, Inc.(a)	37,856	31,342,497
Karman Holdings, Inc.(a)(b)	395,749	19,933,877
Kratos Defense & Security Solutions, Inc.(a)(b)	1,518,459	70,532,421
Redwire Corp.(a)(b)	1,203,287	19,613,578
		141,422,373
Commercial Services & Supplies - 2.0%
CECO Environmental Corp.(a)	1,247,755	35,323,944
Clean Harbors, Inc.(a)	85,734	19,819,986
Interface, Inc.	1,046,515	21,903,559
		77,047,489
Construction & Engineering - 8.0%
API Group Corp.(a)	841,980	42,983,079
Comfort Systems USA, Inc.	128,037	68,654,719
Granite Construction, Inc.(b)	418,627	39,145,811
MasTec, Inc.(a)	940,409	160,273,906
		311,057,515
Electrical Equipment - 1.5%
American Superconductor Corp.(a)	756,135	27,742,593
NANO Nuclear Energy, Inc.(a)(e)	892,513	30,782,774
		58,525,367
Ground Transportation - 2.5%
FTAI Infrastructure, Inc.	3,796,029	23,421,499
RXO, Inc.(a)(b)	413,574	6,501,383
XPO, Inc.(a)(b)	539,269	68,104,282
		98,027,164
Machinery - 2.0%
Chart Industries, Inc.(a)	126,591	20,843,208
ESCO Technologies, Inc.	164,456	31,554,173
Kornit Digital Ltd.(a)	1,373,156	27,339,536
		79,736,917
Marine Transportation - 1.0%
Kirby Corp.(a)	347,247	39,381,282

The accompanying notes are an integral part of these financial statements.

14

HOOD RIVER SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
INDUSTRIALS - (Continued)
Trading Companies & Distributors - 3.1%
QXO, Inc.(a)(e)	4,715,757	$101,577,406
Transcat, Inc.(a)	218,385	18,772,374
		120,349,780
TOTAL INDUSTRIALS		925,547,887
INFORMATION TECHNOLOGY - 31.8%(c)
Communications Equipment - 4.4%
Calix, Inc.(a)	149,461	7,949,831
Ciena Corp.(a)	638,052	51,892,769
Lumentum Holdings, Inc.(a)(b)	1,179,954	112,166,427
		172,009,027
Consumer Finance - 3.4%
Dave, Inc.(a)	493,710	132,516,701
Electronic Equipment, Instruments & Components - 4.1%
Fabrinet(a)(b)	154,091	45,407,536
Mirion Technologies, Inc.(a)(b)	951,076	20,476,666
OSI Systems, Inc.(a)(b)	241,803	54,371,823
PAR Technology Corp.(a)(b)	239,606	16,621,468
TTM Technologies, Inc.(a)	540,997	22,083,498
		158,960,991
IT Services - 3.4%
Applied Digital Corp.(a)(b)	11,728,777	118,108,784
DigitalOcean Holdings, Inc.(a)(b)	480,278	13,716,740
		131,825,524
Professional Services - 1.3%
ExlService Holdings, Inc.(a)	1,145,394	50,156,803
Semiconductors & Semiconductor Equipment - 4.9%
Lattice Semiconductor Corp.(a)	396,552	19,427,082
Rambus, Inc.(a)	492,496	31,529,594
Semtech Corp.(a)	1,235,498	55,770,380
Sequans Communications SA - ADR(a)(e)	13,098,863	19,255,329
SiTime Corp.(a)	313,711	66,845,540
		192,827,925
Software - 10.3%
ACI Worldwide, Inc.(a)	1,868,270	85,772,276
BlackBerry Ltd.(a)(b)	7,248,714	33,199,110
Clearwater Analytics Holdings, Inc. - Class A(a)	2,434,846	53,396,173
CyberArk Software Ltd.(a)	135,049	54,948,737
IREN Ltd.(a)(b)	2,695,133	39,268,088
JFrog Ltd.(a)	673,290	29,543,965
nCino, Inc.(a)(b)	644,473	18,025,910

The accompanying notes are an integral part of these financial statements.

15

HOOD RIVER SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
INFORMATION TECHNOLOGY - (Continued)
Software - (Continued)
Q2 Holdings, Inc.(a)	401,090	$37,538,013
Varonis Systems, Inc.(a)	1,036,934	52,624,400
		404,316,672
TOTAL INFORMATION TECHNONOLGY		1,242,613,643
MATERIALS - 1.6%
Construction Materials - 1.6%
Eagle Materials, Inc.	178,747	36,126,556
Knife River Corp.(a)(b)	336,164	27,444,429
TOTAL MATERIALS		63,570,985
REAL ESTATE - 1.1%
Real Estate Management & Development - 1.1%
Landbridge Co. LLC - Class A(b)	645,110	43,596,534
TOTAL REAL ESTATE		43,596,534
UTILITIES - 0.6%
Electric Utilities - 0.6%
Oklo, Inc.(a)(b)	402,535	22,537,935
TOTAL UTILITIES		22,537,935
TOTAL COMMON STOCKS (Cost $2,758,580,697)		3,828,806,450

REAL ESTATE INVESTMENT TRUSTS - 0.4%
FINANCIALS- 0.4%
Financial Services - 0.4%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	532,501	14,302,977
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,165,463)		14,302,977
	Contracts
WARRANTS - 0.2%
Sequans Communications (SQNS), Expires 09/30/2025, Exercise Price $0.01(a)(e)	6,789,662	9,437,630
Sequans Communications (SQNS), Expires 09/30/2025, Exercise Price $0.01(a)(e)(f)	2,983,278	—
TOTAL WARRANTS (Cost $9,437,630)		9,437,630

The accompanying notes are an integral part of these financial statements.

16

HOOD RIVER SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Continued)

	Par	Value
PRIVATE NOTES - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Cariloha, 15.00%, 12/31/2025(d)(g)	$6,500,000	$6,500,000
TOTAL PRIVATE NOTES (Cost $6,500,000)		6,500,000

	Shares
SHORT-TERM INVESTMENTS - 20.0%
Investments Purchased with Proceeds from Securities Lending - 19.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.50%(h)	743,085,431	$743,085,431
Money Market Funds - 1.0%
First American Treasury Obligations Fund - Class X, 4.23%(h)	39,099,762	39,099,762
TOTAL SHORT-TERM INVESTMENTS (Cost $782,185,193)		782,185,193
TOTAL INVESTMENTS - 118.9% (Cost $3,568,868,983)		$4,641,232,250
Liabilities in Excess of Other Assets - (18.9)%		(737,739,565)
TOTAL NET ASSETS - 100.0%		$3,903,492,685

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan as of June 30, 2025. The fair value of these securities was $722,217,402.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of Hood River Capital Management LLC (the “Advisor”), acting as Valuation Designee. These securities represented $6,500,000 or 0.2% of net assets as of June 30, 2025.

(e)
All or some of the shares of the security were acquired through a private investment in public equity (PIPE) transaction. Security may be subject to legal restrictions on sales and was illiquid as of June 30, 2025.

(f)	Security received at no cost in connection with Sequans Communications June 2025 PIPE transaction. The security had no market value as of June 30, 2025.
(g)	Private investment.
(h)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

17

Hood River Funds
Statements of Assets and Liabilities
June 30, 2025

	Hood River International Opportunity Fund	Hood River New Opportunities Fund	Hood River Small-Cap Growth Fund
ASSETS:
Investments, at value*	$165,218,491	$206,396,882	$4,641,232,250
Cash	982,797	1,165,730	27,776,038
Foreign currency, at value**	32,219	—	—
Receivable for investments sold	778,201	231,543	17,306,494
Receivable for fund shares sold	285,185	147,042	4,367,139
Dividends receivable	147,256	5,678	644,116
Receivable from advisor	64,135	—	—
Dividend tax reclaims receivable	52,998	—	—
Security lending income receivable	19,870	15,789	352,871
Interest receivable	9,859	20,126	835,595
Prepaid expenses and other assets	25,573	41,669	125,337
Total assets	167,616,584	208,024,459	4,692,639,840
LIABILITIES:
Payable upon return of securities loaned	20,143,599	39,372,326	743,085,431
Payable for investments purchased	4,521,901	1,436,302	37,522,407
Payable for capital shares redeemed	134,225	24,449	4,430,937
Payable for distribution and shareholder servicing fees	63,341	41,983	757,059
Payable for registration fees	16,586	20,883	143,446
Payable for fund administration and accounting fees	15,480	11,606	262,263
Payable for custodian fees	14,904	7,683	36,003
Payable for transfer agent fees and expenses	12,090	11,921	48,809
Payable for compliance fees	1,770	2,099	2,045
Payable to advisor	—	67,598	2,808,841
Payable for expenses and other liabilities	37,026	16,550	49,914
Total liabilities	24,960,922	41,013,400	789,147,155
NET ASSETS	$ 142,655,662	$167,011,059	$3,903,492,685
Net Assets Consist of:
Capital stock	$185,387,749	$157,427,116	$2,954,195,987
Total accumulated earnings	(42,732,087)	9,583,943	949,296,698
Total net assets	$ 142,655,662	$167,011,059	$3,903,492,685
Cost:
*Investments, at cost	$140,191,376	$180,583,085	$3,568,868,983
**Foreign currency, at cost	$32,170	$—	$—
LOANED SECURITIES:
at value (included in investments)	$19,471,241	$38,536,536	$722,217,402

The accompanying notes are an integral part of these financial statements.

18

Hood River Funds
Statements of Assets and Liabilities
June 30, 2025 (Continued)

	Hood River International Opportunity Fund	Hood River New Opportunities Fund	Hood River Small-Cap Growth Fund
Institutional Shares
Net assets	$82,592,335	$162,467,008	$2,184,064,468
Shares issued and outstanding(a)	6,250,596	11,755,970	29,623,033
Net asset value per share	$13.21	$13.82	$73.73
Investor Shares
Net assets	$55,005,656	$1,503,371	$145,927,994
Shares issued and outstanding(a)	4,176,400	109,023	2,030,574
Net asset value per share	$13.17	$13.79	$71.87
Retirement Shares
Net assets	$5,057,671	$3,040,680	$1,573,500,223
Shares issued and outstanding(a)	381,733	219,966	21,183,408
Net asset value per share	$13.25	$13.82	$74.28

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

19

HOOD RIVER FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2025

	Hood River International Opportunity Fund(a)	Hood River New Opportunities Fund(b)	Hood River Small-Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$1,057,440	$339,068	$12,889,397
Interest income	—	—	699,952
Securities lending income (Note 9)	47,412	52,495	1,374,554
Dividend tax reclaims	59,098	—	—
Less: Dividend withholding taxes	(171,815)	(230)	(9,494)
Total investment income	992,135	391,333	14,954,409
EXPENSES:
Investment advisory fee (Note 4)	570,392	576,994	31,980,090
Fund administration and accounting fees (Note 4)	112,920	47,974	1,432,975
Federal and state registration fees	76,480	21,975	356,017
Transfer agent fees	75,664	63,819	284,493
Custody fees	74,726	28,919	196,003
Legal fees	68,612	21,107	41,322
Service fees (Note 6)
Institutional Shares	38,237	74,290	1,920,480
Investor Shares	11,981	591	195,676
Tax related fees	34,638	—	—
Distribution fees (Note 5)
Investor Shares	30,005	1,477	489,190
Trustees’ fees	28,298	27,118	28,204
Reports to shareholders	19,912	3,126	150,505
Compliance fees	12,404	11,369	12,313
Audit fees	7,324	16,780	19,965
Organizational costs	—	112,415	—
Other expenses and fees	53,722	13,978	53,209
Total expenses before reimbursement from advisor	1,215,315	1,021,932	37,160,442
Expense reimbursement from advisor (Note 4)	(475,738)	(291,648)	(94,602)
Net expenses before recoupment by advisor	739,577	730,284	37,065,840
Expense recoupment by advisor (Note 4)	—	—	31,806
Net expenses	739,577	730,284	37,097,646
NET INVESTMENT income (loss)	252,558	(338,951)	(22,143,237)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on transactions from:
Investments	(4,139,255)	(15,928,420)	65,156,544
Forward currency contracts	(90)	—	—
Foreign currency translation	(112,537)	1,540	(2,122)
Net realized gain (loss)	(4,251,882)	(15,926,880)	65,154,422
Net change in unrealized appreciation (depreciation) on:
Investments	30,793,088	25,813,796	383,223,239
Deferred foreign capital gains tax	(11,569)	—	—
Foreign currency translation	2,340	—	—
Net change in unrealized appreciation	30,783,859	25,813,796	383,223,239
Net realized and unrealized gain	26,531,977	9,886,916	448,377,661
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,784,535	$9,547,965	$426,234,424

(a)
The Seven Canyons Strategic Global Fund and the Seven Canyons World Innovators Fund were reorganized in to the Hood River International Opportunity Fund, which occurred after the close of business on April 4, 2025 (See Note 13 of the Notes to Financial Statements).
(b)
The Hood River New Opportunities Fund commenced operations on August 5, 2024.
The accompanying notes are an integral part of these financial statements.

20

HOOD RIVER FUNDS
Statements of Changes in Net Assets

	Hood River International Opportunity Fund
	Year Ended June 30,
	2025	2024
OPERATIONS:
Net investment income	$252,558	$3,101
Net realized gain (loss)	(4,251,882)	195,543
Net change in unrealized appreciation	30,783,859	1,463,260
Net increase in net assets from operations	26,784,535	1,661,904
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Shares	(57,687)	(59,139)
From earnings - Investor Shares	(132)	(1,367)
From earnings - Retirement Shares	(4,806)	(20,029)
Total distributions to shareholders	(62,625)	(80,535)
CAPITAL TRANSACTIONS:
Institutional Shares
Shares sold	64,896,024	9,329,858
Shares issued in connection with reorganization(a)	2,351,286	—
Shares issued in reinvestment of distributions	54,899	56,155
Shares redeemed	(6,355,537)	(732,597)
Investor Shares
Shares sold	679,045	375,632
Shares issued in connection with reorganization(a)	41,243,042	—
Shares issued in reinvestment of distributions	132	1,367
Shares redeemed	(3,186,044)	(11,585)
Retirement Shares
Shares sold	2,604,333	1,417,676
Shares issued in reinvestment of distributions	4,806	20,029
Shares redeemed	(699,662)	(220,999)
Net increase in net assets from capital transactions	101,592,324	10,235,536
NET INCREASE IN NET ASSETS	128,314,234	11,816,905
NET ASSETS:
Beginning of the year	14,341,428	2,524,523
End of the year	$ 142,655,662	$14,341,428

(a)
The Seven Canyons Strategic Global Fund and the Seven Canyons World Innovators Fund were reorganized in to the Hood River International Opportunity Fund, which occurred after the close of business on April 4, 2025 (See Note 13 of the Notes to Financial Statements).

The accompanying notes are an integral part of these financial statements.

21

HOOD RIVER FUNDS
Statements of Changes in Net Assets (Continued)

	Hood River International Opportunity Fund
	Year Ended June 30,
	2025	2024
SHARES TRANSACTIONS
Institutional Shares
Shares sold	5,563,071	901,225
Shares issued in connection with reorganization(a)	248,595	—
Shares issued in reinvestment of distributions	4,515	5,980
Shares redeemed	(578,947)	(72,713)
Investor Shares
Shares sold	57,752	37,558
Shares issued in connection with reorganization(a)	4,372,069	—
Shares issued in reinvestment of distributions	11	146
Shares redeemed	(289,931)	(1,191)
Retirement Shares
Shares sold	218,999	137,866
Shares issued in reinvestment of distributions	394	2,131
Shares redeemed	(57,100)	(20,636)
Total increase in shares outstanding	9,539,428	990,366

(a)
The Seven Canyons Strategic Global Fund and Seven Canyons World Innovators Fund were reorganized in to the Hood River International Opportunity Fund, which occurred after the close of business on April 4, 2025 (See Note 13 of the Notes to Financial Statements).

The accompanying notes are an integral part of these financial statements.

22

HOOD RIVER FUNDS
Statements of Changes in Net Assets (Continued)

Hood River New Opportunities Fund
Period from August 5, 2024 to June 30, 2025(a)

OPERATIONS:
Net investment loss	$(338,951)
Net realized loss	(15,926,880)
Net change in unrealized appreciation	25,813,796
Net increase in net assets from operations	9,547,965
CAPITAL TRANSACTIONS:
Institutional Shares
Shares sold	173,038,178
Shares redeemed	(19,920,049)
Investor Shares
Shares sold	2,031,452
Shares redeemed	(594,326)
Retirement Shares
Shares sold	2,988,551
Shares redeemed	(80,712)
Net increase in net assets from capital transactions	157,463,094
NET INCREASE IN NET ASSETS	167,011,059
NET ASSETS:
Beginning of the period	—
End of the period	$167,011,059

(a)	The Hood River New Opportunities Fund commenced operations on August 5, 2024.
The accompanying notes are an integral part of these financial statements.

23

HOOD RIVER FUNDS
Statements of Changes in Net Assets (Continued)

Hood River New Opportunities Fund
Period from August 5, 2024 to June 30, 2025(a)

SHARES TRANSACTIONS
Institutional Shares
Shares sold	13,535,247
Shares redeemed	(1,779,277)
Investor Shares
Shares sold	154,617
Shares redeemed	(45,594)
Retirement Shares
Shares sold	225,939
Shares redeemed	(5,973)
Total increase in shares outstanding	12,084,959

(a)	The Hood River New Opportunities Fund commenced operations on August 5, 2024.
The accompanying notes are an integral part of these financial statements.

24

HOOD RIVER FUNDS
Statements of Changes in Net Assets (Continued)

	Hood River Small-Cap Growth Fund
	Year Ended June 30,
	2025	2024
OPERATIONS:
Net investment loss	$(22,143,237)	$(8,790,795)
Net realized gain	65,154,422	114,205,889
Net change in unrealized appreciation	383,223,239	355,795,924
Net increase in net assets from operations	426,234,424	461,211,018
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Shares	(75,716,503)	—
From earnings - Investor Shares	(8,843,957)	—
From earnings - Retirement Shares	(56,401,900)	—
Total distributions to shareholders	(140,962,360)	—
CAPITAL TRANSACTIONS:
Institutional Shares
Shares sold	1,141,396,737	651,973,250
Shares issued in reinvestment of distributions	73,463,488	—
Shares redeemed	(573,264,964)	(214,509,296)
Investor Shares
Shares sold	84,804,347	113,611,267
Shares issued in reinvestment of distributions	8,829,429	—
Shares redeemed	(139,975,098)	(48,617,075)
Retirement Shares
Shares sold	657,074,392	251,377,698
Shares issued in reinvestment of distributions	56,401,854	—
Shares redeemed	(328,173,391)	(131,526,849)
Net increase in net assets from capital transactions	980,556,794	622,308,995
NET INCREASE IN NET ASSETS	1,265,828,858	1,083,520,013
NET ASSETS:
Beginning of the year	2,637,663,827	1,554,143,814
End of the year	$ 3,903,492,685	$2,637,663,827
SHARES TRANSACTIONS
Institutional Shares
Shares sold	16,041,147	11,162,697
Shares issued in reinvestment of distributions	935,364	—
Shares redeemed	(8,290,410)	(3,728,665)
Investor Shares
Shares sold	1,201,089	2,102,866
Shares issued in reinvestment of distributions	115,161	—
Shares redeemed	(2,139,477)	(858,937)
Retirement Shares
Shares sold	9,209,044	4,338,610
Shares issued in reinvestment of distributions	713,135	—
Shares redeemed	(4,561,301)	(2,297,504)
Total increase in shares outstanding	13,223,752	10,719,067

The accompanying notes are an integral part of these financial statements.

25

Hood River International Opportunity Fund
FINANCIAL HIGHLIGHTS
Institutional Shares
For a capital share outstanding throughout each period presented

	Year Ended June 30,			September 28, 2021(a) through June 30, 2022
	2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of year (period)	$11.30	$9.04	$7.02	$10.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.06	0.01	0.04	(0.03)
Net realized and unrealized gain (loss) on investments	1.87	2.39	1.98	(2.93)
Total from investment operations	1.93	2.40	2.02	(2.96)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.14)	—	—
Net realized gains	—	—	—	(0.02)
Total distributions	(0.02)	(0.14)	—	(0.02)
Net asset value, end of year (period)	$13.21	$11.30	$9.04	$7.02
TOTAL RETURN	17.09%	26.73%	28.77%	(29.65)%(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (period) (in thousands)	$82,592	$11,446	$1,618	$1,590
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	2.16%	5.53%	15.95%	12.57%(c)
After expense reimbursement/recoupment	1.30%(e)	1.27%	1.50%	1.50%(c)
Ratio of net investment income (loss) to average net assets	0.55%	0.05%	0.58%	(0.50)%(c)
Portfolio turnover rate	220%	119%	172%	98%(d)

(a)	The Institutional Shares class commenced operations on September 28, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year (period).
(c)	Annualized.
(d)	Not Annualized.
(e)	The ratio reflects non-recurring tax expenses carried over during the Fund’s reorganization. Excluding these expenses, the ratio would have been 1.25%.
The accompanying notes are an integral part of these financial statements.

26

Hood River International Opportunity Fund
FINANCIAL HIGHLIGHTS
Investor Shares
For a capital share outstanding throughout each period presented

	Year Ended June 30, 2025	August 11, 2023(a) through June 30, 2024
PER SHARE DATA:
Net asset value, beginning of year (period)	$11.27	$9.15
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.03	(0.02)
Net realized and unrealized gain on investments	1.87	2.28
Total from investment operations	1.90	2.26
LESS DISTRIBUTIONS FROM:
Net investment income	0.00(e)	(0.14)
Total distributions	0.00(e)	(0.14)
Net asset value, end of year (period)	$13.17	$11.27
TOTAL RETURN	16.78%	25.08%(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (period) (in thousands)	$55,006	$412
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	2.46%	5.15%(c)
After expense reimbursement/recoupment	1.61%(f)	1.47%(c)
Ratio of net investment income (loss) to average net assets	0.22%	(0.19)%(c)
Portfolio turnover rate	220%	119%(d)

(a)	The Investor Shares class commenced operations on August 11, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year (period).
(c)	Annualized.
(d)	Not Annualized.
(e)	The value is less than 0.005.
(f)	The ratio reflects non-recurring tax expenses carried over during the Fund’s reorganization. Excluding these expenses, the ratio would have been 1.50%.
The accompanying notes are an integral part of these financial statements.

27

Hood River International Opportunity Fund
FINANCIAL HIGHLIGHTS
Retirement Shares
For a capital share outstanding throughout each period presented

	Year Ended June 30,			December 22, 2021(a) through June 30, 2022
	2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of year (period)	$11.32	$9.06	$7.02	$10.06
INVESTMENT OPERATIONS:
Net investment income(b)	0.03	0.00(e)	0.05	0.02
Net realized and unrealized gain (loss) on investments	1.92	2.40	1.99	(3.06)
Total from investment operations	1.95	2.40	2.04	(3.04)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.14)	—	—
Total distributions	(0.02)	(0.14)	—	—
Net asset value, end of year (period)	$13.25	$11.32	$9.06	$7.02
TOTAL RETURN	17.26%	26.81%	29.06%	(30.22)%(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (period) (in thousands)	$5,058	$2,484	$907	$496
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	2.34%	5.61%	16.29%	11.80%(c)
After expense reimbursement/recoupment	1.20%(f)	1.21%	1.40%	1.40%(c)
Ratio of net investment income (loss) to average net assets	0.30%	0.08%	0.67%	0.45%(c)
Portfolio turnover rate	220%	119%	172%	98%(d)

(a)	The Retirement Shares class commenced operations on December 22, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year (period).
(c)	Annualized.
(d)	Not Annualized.
(e)	The value is less than 0.005.
(f)	The ratio reflects non-recurring tax expenses carried over during the Fund’s reorganization. Excluding these expenses, the ratio would have been 1.15%.
The accompanying notes are an integral part of these financial statements.

28

Hood River New Opportunities Fund
FINANCIAL HIGHLIGHTS
Institutional Shares
For a capital share outstanding throughout the period

August 5, 2024 through June 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.05)
Net realized and unrealized gain on investments	3.87
Total from investment operations	3.82
Net asset value, end of period	$13.82
TOTAL RETURN	38.20%(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$162,467
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.33%(c)
After expense reimbursement/recoupment	0.95%(c)
Ratio of net investment income (loss) to average net assets	(0.44)%(c)
Portfolio turnover rate	105%(d)

(a)	The Institutional Shares class commenced operations on August 5, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Annualized.
(d)	Not annualized.
The accompanying notes are an integral part of these financial statements.

29

Hood River New Opportunities Fund
FINANCIAL HIGHLIGHTS
Investor Shares
For a capital share outstanding throughout the period

August 5, 2024 through June 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.08)
Net realized and unrealized gain on investments	3.87
Total from investment operations	3.79
Net asset value, end of period	$13.79
TOTAL RETURN	37.90%(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,503
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.60%(c)
After expense reimbursement/recoupment	1.20%(c)
Ratio of net investment income (loss) to average net assets	(0.70)%(c)
Portfolio turnover rate	105%(d)

(a)	The Investor Shares class commenced operations on August 5, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Annualized.
(d)	Not annualized.
The accompanying notes are an integral part of these financial statements.

30

Hood River New Opportunities Fund
FINANCIAL HIGHLIGHTS
Retirement Shares
For a capital share outstanding throughout the period

August 5, 2024 through June 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.04)
Net realized and unrealized gain on investments	3.86
Total from investment operations	3.82
Net asset value, end of period	$13.82
TOTAL RETURN	38.20%(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,041
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.15%(c)
After expense reimbursement/recoupment	0.85%(c)
Ratio of net investment income (loss) to average net assets	(0.35)%(c)
Portfolio turnover rate	105%(d)

(a)	The Retirement Shares class commenced operations on August 5, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Annualized.
(d)	Not annualized.
The accompanying notes are an integral part of these financial statements.

31

Hood River Small-Cap Growth Fund
FINANCIAL HIGHLIGHTS
Institutional Shares
For a capital share outstanding throughout each year presented

	Year Ended June 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$66.52	$53.70	$45.07	$76.04	$44.87
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.46)	(0.28)	(0.26)	(0.32)	(0.30)
Net realized and unrealized gain (loss) on investments	10.46	13.10	8.89	(17.69)	35.43
Total from investment operations	10.00	12.82	8.63	(18.01)	35.13
LESS DISTRIBUTIONS FROM:
Net realized gains	(2.79)	—	—	(12.96)	(3.96)
Total distributions	(2.79)	—	—	(12.96)	(3.96)
Net asset value, end of year	$73.73	$66.52	$53.70	$45.07	$76.04
TOTAL RETURN	14.78%	23.89%	19.15%	(28.71)%	80.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$2,184,064	$1,392,826	$725,117	$438,898	$433,921
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.07%	1.07%	1.07%	1.06%	1.06%
After expense reimbursement/recoupment	1.07%	1.07%	1.07%	1.06%	1.05%
Ratio of net investment income (loss) to average net assets	(0.65)%	(0.48)%	(0.53)%	(0.52)%	(0.48)%
Portfolio turnover rate	102%	98%	95%	77%	119%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
The accompanying notes are an integral part of these financial statements.

32

Hood River Small-Cap Growth Fund
FINANCIAL HIGHLIGHTS
Investor Shares
For a capital share outstanding throughout each year presented

	Year Ended June 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$65.06	$52.65	$44.26	$75.04	$44.40
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.63)	(0.41)	(0.34)	(0.41)	(0.42)
Net realized and unrealized gain (loss) on investments	10.23	12.82	8.73	(17.41)	35.02
Total from investment operations	9.60	12.41	8.39	(17.82)	34.60
LESS DISTRIBUTIONS FROM:
Net realized gains	(2.79)	—	—	(12.96)	(3.96)
Total distributions	(2.79)	—	—	(12.96)	(3.96)
Net asset value, end of year	$71.87	$65.06	$52.65	$44.26	$75.04
TOTAL RETURN	14.49%	23.57%	18.96%	(28.85)%	80.27%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$145,928	$185,679	$84,753	$39,866	$18,428
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.32%	1.31%	1.24%	1.25%	1.26%
After expense reimbursement/recoupment	1.32%	1.31%	1.24%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets	(0.90)%	(0.73)%	(0.71)%	(0.71)%	(0.68)%
Portfolio turnover rate	102%	98%	95%	77%	119%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
The accompanying notes are an integral part of these financial statements.

33

Hood River Small-Cap Growth Fund
FINANCIAL HIGHLIGHTS
Retirement Shares
For a capital share outstanding throughout each year presented

	Year Ended June 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$66.94	$54.01	$45.28	$76.29	$44.98
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.40)	(0.23)	(0.22)	(0.29)	(0.26)
Net realized and unrealized gain (loss) on investments	10.53	13.16	8.95	(17.76)	35.53
Total from investment operations	10.13	12.93	8.73	(18.05)	35.27
LESS DISTRIBUTIONS FROM:
Net realized gains	(2.79)	—	—	(12.96)	(3.96)
Total distributions	(2.79)	—	—	(12.96)	(3.96)
Net asset value, end of year	$74.28	$66.94	$54.01	$45.28	$76.29
TOTAL RETURN	14.88%	23.94%	19.28%	(28.66)%	80.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,573,500	$1,059,159	$744,273	$549,066	$710,935
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.97%	0.99%	0.99%	0.99%	1.00%
After expense reimbursement/recoupment	0.97%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets	(0.55)%	(0.40)%	(0.43)%	(0.45)%	(0.40)%
Portfolio turnover rate	102%	98%	95%	77%	119%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
The accompanying notes are an integral part of these financial statements.

34

HOOD RIVER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2025
NOTE 1 – ORGANIZATION
Manager Directed Portfolios (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company consisting of multiple series, and was organized as a Delaware statutory trust on April 4, 2006. These financial statements relate to the Hood River International Opportunity Fund (the “International Opportunity Fund”), the Hood River New Opportunities Fund (the “New Opportunities Fund”), and the Hood River Small-Cap Growth Fund (the “Small-Cap Growth Fund”) (each a “Fund” and collectively, the “Funds”). Each Fund is an open-end management investment company that is a diversified series of the Trust. The investment objective of the International Opportunity Fund and the Small-Cap Growth Fund is long-term growth of capital. The investment objective of the New Opportunities Fund is long-term capital appreciation. The International Opportunity Fund’s Institutional Shares commenced operations on September 28, 2021. The International Opportunity Fund’s Retirement Shares commenced operations on December 22, 2021. The International Opportunity Fund’s Investor Shares commenced operations on August 11, 2023. The New Opportunities Fund commenced operations for all three of its share classes on August 5, 2024. The Small-Cap Growth Fund’s Institutional Shares commenced operations on January 2, 2003. The Small-Cap Growth Fund’s Investor Shares commenced operations on July 7, 2015. The Small-Cap Growth Fund’s Retirement Shares commenced operations on March 3, 2017. Each class of shares differs principally in its respective distribution or shareholder servicing expenses. Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is each Fund’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken or expected to be taken on a tax return. The tax returns for the International Opportunity and the Small Cap Growth Fund for the prior three fiscal years are open for examination. The tax return for the New Opportunities Fund for the current fiscal year is open for examination. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Delaware. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the year (period) ended June 30, 2025.
C.
Securities Transactions, Income, Expenses and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

35

HOOD RIVER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Continued)
The Funds distribute substantially all of their net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Funds’ shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.
Each Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to the Funds are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”). Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
Organizational Costs: Organizational costs for the New Opportunities Fund that commenced operations on August 5, 2024, include legal fees, accounting fees, and other costs incurred in connection with the formation and organization of the Fund. These costs are expensed as incurred. For the fiscal year ended June 30, 2025, the Fund incurred organizational costs of $112,415, which are reflected in the Statement of Operations.
D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

F.
Foreign Currency: Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/loss on investments. Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

G.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of June 30, 2025, and through the date the financial statements were available to be issued, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and concluded that no additional recognition or disclosures are necessary.

36

HOOD RIVER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Continued)
NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –
 Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.
Level 2 –
 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.
Equity Securities: Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the- counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Registered Investment Companies: Investments in mutual funds are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy. Exchange-traded funds are valued at the last reported sale price on the exchange on which that security is principally traded.
Short-Term Debt Securities: Short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.
Warrants: Warrants are measured at fair value based on readily available market quotations. Valuation methods may include reference to the underlying equity's market price, adjusted for the terms of the warrant, including the exercise price and time to expiration.
Restricted Securities: The Funds may invest in securities acquired through private investment in public equity (“PIPE”) transactions. Although such securities are listed on an exchange, certain restrictions and trading limitations exist. Accordingly, these restricted securities are classified as Level 2 within the fair value hierarchy and may be deemed illiquid.
In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Funds’ valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the valuation designee (the “Valuation Designee”) to perform all fair valuations of each Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established

37

HOOD RIVER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Continued)
procedures for its fair valuation of each Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.
The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The International Opportunity Fund uses ICE Data Services (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies applied by ICE in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Valuation Designee. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from the foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally classified in Level 2 of the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Funds’ securities as of June 30, 2025:
Hood River International Opportunity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$65,985,076	$74,473,139	$—	$140,458,215
Warrants.	—	334,705	—	334,705
Investments Purchased with Proceeds from Securities Lending(a).	—	—	—	20,143,599
Money Market Funds.	4,281,972	—	—	4,281,972
Total Investments.	$70,267,048	$74,807,844	$—	$165,218,491

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $20,143,599 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Hood River New Opportunities Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks.	$155,755,420	$5,456,309	$—	$161,211,729
Warrants	—	396,087	—	396,087
Investments Purchased with Proceeds from Securities Lending(a).	—	—	—	39,372,326
Money Market Funds.	5,416,740	—	—	5,416,740
Total Investments.	$161,172,160	$ 5,852,396	$—	$206,396,882

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $39,372,326 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

38

HOOD RIVER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Continued)
Hood River Small-Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks.	$3,677,190,942	$151,615,508	$—	$3,828,806,450
Real Estate Investment Trusts.	14,302,977	—	—	14,302,977
Warrants	—	9,437,630	—	9,437,630
Private Notes	—	—	6,500,000	6,500,000
Investments Purchased with Proceeds from Securities Lending(a).	—	—	—	743,085,431
Money Market Funds.	39,099,762	—	—	39,099,762
Total Investments.	$3,730,593,681	$161,053,138	$6,500,000	$4,641,232,250

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There was a purchase into a Level 3 security during the reporting period as compared to the security classifications from the prior year’s annual report.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $743,085,431 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments
July 1, 2024 Market Value.	$—
Purchases	6,500,000
Sales proceeds (and/or rights exercised)	—
Accrued discounts/premiums net	—
Change in unrealized appreciation/(depreciation)	—
Transfer in and/or (out) of Level 3	—
Balance as of June 30, 2025	$6,500,000

As of June 30, 2025, there was no change in unrealized depreciation on positions held in the Small-Cap Growth Fund for Cariloha.
Significant Unobservable Inputs
The following table summarizes the significant unobservable inputs used to value the Level 3 investments in the Small-Cap Growth Fund of June 30, 2025. The table is not intended to be all-inclusive but instead identifies the significant unobservable inputs relevant to the determination of fair values.

Asset Category	Fair Value	Valuation Technique	Unobservable Inputs	Weighted Average(a)	Change in Valuation from a Decrease in Input
NOTE	$6,500,000	Market Approach	Purchase Price	100%	Decrease

(a)	Weighted Averages are calculated based on Fair Value of investments.

39

HOOD RIVER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Continued)
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
For the fiscal year (period) ended June 30, 2025, Hood River Capital Management LLC, (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 1.05% of the average daily net assets for the International Opportunity Fund, 0.75% for the New Opportunities Fund, and 0.90% for the Small Cap-Growth Fund. For the fiscal year ended June 30, 2025, the International Opportunity Fund incurred $570,392 in advisory fees. Advisory fees due from Advisor at June 30, 2025 for the International Opportunity Fund were $64,135. For the fiscal period ended June 30, 2025, the New Opportunities Fund incurred $576,994 in advisory fees. Advisory fees payable at June 30, 2025 for the New Opportunities Fund were $67,598. For the fiscal year ended June 30, 2025, the Small-Cap Growth Fund incurred $31,980,090 in advisory fees. Advisory fees payable at June 30, 2025 for the Small-Cap Growth Fund were $2,808,841.
Each Fund is responsible for its own operating expenses. The Advisor has contractually agreed to waive a portion of its fees and reimburse certain expense for each Fund to ensure that the total annual operating expenses (excluding taxes, Rule 12b-1 fees, shareholder servicing fees, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses (collectively, “Excludable Expenses”)) do not exceed the following amounts of the average daily net assets for each class of shares:
Hood River International Opportunity Fund

Investor Shares.	1.15%
Institutional Shares.	1.15%
Retirement Shares.	1.15%

Hood River New Opportunities Fund

Investor Shares.	0.85%
Institutional Shares.	0.85%
Retirement Shares.	0.85%

Hood River Small-Cap Growth Fund

Investor Shares	0.99%
Institutional Shares	0.99%
Retirement Shares	0.99%

For the fiscal year (period) ended June 30, 2025, the Advisor waived fees and reimbursed expenses in the amounts of $475,738, $291,648 and $94,602, respectively, for the International Opportunity Fund, the New Opportunities Fund, and the Small-Cap Growth Fund. The Small-Cap Growth Fund also paid recoupments to the Advisor in the amount of $31,806 during the fiscal year ended June 30, 2025. The waivers and reimbursements will remain in effect through January 31, 2026 for the International Opportunity Fund, through August 5, 2027 for the New Opportunities Fund, and through November 30, 2025 for the Small-Cap Growth Fund, unless terminated sooner by a mutual agreement of the Board and Advisor.
The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month dating back to August 5, 2024 (commencement of operations) for the New Opportunities Fund, and any subsequent month in the three-year period from the date of the management fee reduction and expense payment, for both the Small-Cap Growth Fund and International Opportunity Fund, if such reimbursement will not cause a Fund’s total expense ratio to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also

40

HOOD RIVER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Continued)
contingent upon the Trust’s prior review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Amount	Expiration
International Opportunity Fund
$300,864	6/30/2026
$269,486	6/30/2027
$475,738	6/30/2028
New Opportunities Fund
$291,648	6/30/2028
Small Cap Growth
$79,781	6/30/2028

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Funds and provides Chief Compliance Officer Services. U.S. Bank N.A., an affiliate of Fund Services, serves as the Funds’ custodian. For the fiscal year (period) ended June 30, 2025, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and compliance fees:

	International Opportunity Fund	New Opportunities Fund	Small-Cap Growth Fund
Fund Administration & Accounting	$112,920	$47,974	$1,432,975
Custody.	$74,726	$28,919	$196,003
Transfer agency.	$75,664	$63,819	$284,493
Compliance.	$12,404	$11,369	$12,313

At June 30, 2025, the Funds had payables due to Fund Services for administration, fund accounting, transfer agency, and compliance fees, and to U.S. Bank N.A. for custody fees in the following amounts:

	International Opportunity Fund	New Opportunities Fund	Small-Cap Growth Fund
Fund Administration & Accounting	$15,480	$11,606	$262,263
Custody.	$14,904	$7,683	$36,003
Transfer agency.	$12,090	$11,921	$48,809
Compliance.	$1,770	$2,099	$2,045

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s shares.
Certain officers of the Funds are employees of the Administrator and are not paid any fees by the Funds for serving in such capacities.
NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN
Each of the Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “12b-1 Plan”). The 12b-1 Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Investor Shares. The expenses covered by the 12b-1 Plan may include costs in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and

41

HOOD RIVER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Continued)
mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the 12b-1 Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the fiscal year (period) ended June 30, 2025, the Funds incurred, under the Plan, distribution expenses as follows:

	International Opportunity Fund	New Opportunities Fund	Small-Cap Growth Fund
Investor Shares	$30,005	$1,477	$489,190

NOTE 6 – SHAREHOLDER SERVICING FEE
The Funds have adopted a shareholder servicing plan (the “Plan”) on behalf of each Fund’s Institutional and Investor Share Classes. Under the Plan, the Institutional and Investor Share Classes for each Fund are authorized to pay an annual shareholder servicing fee of up to 0.10% of each class’s average daily net assets. This fee is used to finance certain activities related to servicing and maintaining shareholder accounts. Payments made under the Plan may not be used to pay for any services in connection with the distribution and sale of the Institutional and Investor Shares.
Payments to the Advisor under the Plan may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to Institutional and Investor Class shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist Institutional and Investor Class shareholders of the Funds, and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other services to shareholders as the Funds may reasonably request. For the fiscal year (period) ended June 30, 2025, the Funds incurred, under the Plan, shareholder servicing fees as follows:

	International Opportunity Fund	New Opportunities Fund	Small-Cap Growth Fund
Institutional Shares	$38,237	$74,290	$1,920,480
Investor Shares	$11,981	$591	$195,676

NOTE 7 – SECURITIES TRANSACTIONS
For the fiscal year (period) ended June 30, 2025, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
International Opportunity Fund(a)	$179,212,824	$118,139,385
New Opportunities Fund	$246,086,025	$94,352,189
Small-Cap Growth Fund	$4,409,011,487	$3,530,997,836

There were no purchases or sales of long-term U.S. Government securities.
(a)	Securities acquired by the International Opportunity Fund in connection with the reorganization described in Note 13 of the Notes to the Financial Statements were also excluded.

42

HOOD RIVER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Continued)
NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of June 30, 2025, the Funds’ most recent fiscal year (period) end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	International Opportunity Fund	New Opportunities Fund	Small-Cap Growth Fund
Cost of investments(a)	$141,915,326	$183,165,011	$3,616,287,234
Gross unrealized appreciation	28,225,449	31,447,627	1,189,214,643
Gross unrealized depreciation	(4,890,065)	(8,215,756)	(164,269,627)
Net unrealized appreciation	23,335,384	23,231,871	1,024,945,016
Undistributed ordinary income	1,320,260	—	—
Undistributed long-term capital gain	—	—	—
Total distributable earnings	1,320,260	—	—
Other accumulated gains/(losses)	(67,387,731)	(13,647,928)	(75,648,318)
Total accumulated earnings/(losses)	$(42,732,087)	$9,583,943	$949,296,698

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales and partnership adjustments.
As of June 30, 2025, the International Opportunity Fund had short-term capital losses in the amount of $4,463,299, with no expiration to offset future capital gains. The New Opportunities Fund had short-term capital losses in the amount of $13,455,366 with no expiration to offset future capital gains. The Small-Cap Growth Fund had no capital losses to offset future capital gains.
As of June 30, 2025, the Funds deferred, on a tax basis, post-October losses of:

	Capital	Ordinary Late Year Loss Deferral
International Opportunity Fund	$ —	$ —
New Opportunities Fund	—	192,562
Small-Cap Growth Fund	44,736,106	24,586,456

For the fiscal year (period) ended June 30, 2025, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Funds’ net assets as follows:

	Total accumulated earnings/(loss)	Capital stock
International Opportunity Fund	$(63,216,111)	$63,216,111
New Opportunities Fund	35,978	(35,978)
Small-Cap Growth Fund	(2,097,087)	2,097,087

These differences primarily relate to net operating losses.
The tax character of distributions paid during the year ended June 30, 2025, and the year ended June 30, 2024 were as follows:

	Year Ended June 30, 2025	Year Ended June 30, 2024
International Opportunity Fund
Ordinary income	$62,625	$80,535
Small-Cap Growth Fund
Long-Term Capital Gains	$140,962,360	$—

The New Opportunities Fund did not pay any distributions in the fiscal period ended June 30, 2025. The New Opportunities Fund commenced operations after June 30, 2024.

43

HOOD RIVER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Continued)
NOTE 9 – SECURITIES LENDING
The Funds participate in securities lending arrangements whereby they lend certain portfolio securities to brokers, dealers and financial institutions (not with individuals) in order to receive additional income and increase the rate of return of its portfolio. U.S. Bank, N.A. serves as the Funds’ securities lending agent.
U.S. Bank, N.A. oversees the securities lending process, which includes the screening, selection and ongoing review of borrowers, monitoring the availability of securities, negotiating rebates, daily marking to market of loans, monitoring and maintaining cash collateral levels, processing securities movements and reinvesting cash collateral as directed by the Advisor.
The Funds may lend securities pursuant to agreements that require the loans to be secured by collateral consisting of cash, securities of the U.S. Government or it agencies, or any combination of cash and such securities. At the time of loans, the collateral value should at least be equal to 102% of domestic securities and 105% of foreign securities. The value of loaned securities will then be marked-to-market daily and the collateral will be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceeds one-third of the value of the Fund total assets taken at fair market value. The Funds will earn interest on the investment of the cash collateral in U.S. Government securities, short-term money market instruments or such other approved vehicle. However, the Funds will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Advisor to be of good standing and when, in the judgment of the Advisor, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party, upon reasonable notice to the other party, may terminate the loan.
As of June 30, 2025, each Fund had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments.
The following table presents the securities out on loan for each Fund, and the collateral delivered related to those securities, as of the end of the reporting period.
Securities Lending Transactions

Overnight and Continuous	Market Value of Securities on Loan	Investment Asset Class of Securities Purchased	Collateral Proceeds from Securities Lending	Pledged Counterparty^	Net Exposure
Hood River International Opportunity Fund	$19,471,241	Non-registered money market fund	$20,143,599	$20,143,599	$—
Hood River New Opportunities Fund	$38,536,536	Non-registered money market fund	$39,372,326	$39,372,326	$ —
Hood River Small – Cap Growth Fund	$722,217,402	Non-registered money market fund	$743,085,431	$743,085,431	$—

^
As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the securities out on loan. Refer to the Funds’ Schedules of Investments for details on the securities out on loan.

NOTE 10 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

44

HOOD RIVER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Continued)
NOTE 11 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2025 National Financial Services LLC held 35% of the outstanding shares of the International Opportunity Fund and Charles Schwab & Co., Inc. held 31% of the outstanding shares of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by National Financial Services LLC or by Charles Schwab & Co., Inc. are also beneficially owned.
As of June 30, 2025, National Financial Services LLC held 76% of the outstanding shares of the New Opportunities Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by National Financial Services LLC are also beneficially owned.
As of June 30, 2025, National Financial Services LLC held 31% of the outstanding shares of the Small-Cap Growth Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by National Financial Services LLC are also beneficially owned.
NOTE 12 – SEGMENT REPORTING
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Advisor, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
NOTE 13 – FUND REORGANIZATIONS AND IN-KIND CONTRIBUTIONS
On March 6, 2025, shareholders of the Seven Canyons Strategic Global Fund and the Seven Canyons World Innovators Fund (each, a “Target Fund,” and together, the “Target Funds”), each a series of ALPS Series Trust, approved the reorganization of each Target Fund with and into the International Opportunity Fund, a series of the Trust, pursuant to an Agreement and Plan of Reorganization. The reorganization of each Target Fund into the International Opportunity Fund was a separate transaction (each, a “Reorganization,” and together, the “Reorganizations”). The primary purpose of the Reorganizations was to combine each Target Fund with the International Opportunity Fund in order to gain scale in the International Opportunity Fund. The costs of the Reorganizations, other than trading costs related to the repositioning of the Target Funds prior to the closing of the Reorganizations, were borne by the Advisor. The International Opportunity Fund is the accounting survivor for financial statement and performance reporting purposes. Each Reorganization provided for the transfer of assets of the Target Fund to the International Opportunity Fund in exchange for shares of beneficial interest, par value $0.01 per share, of the applicable class of the International Opportunity Fund and its assumption of the liabilities of the Target Fund. Each Reorganization was effective after the close of business on April 4, 2025.
The reorganization was accomplished by the exchange of 1,045,379 shares of the Seven Canyons Strategic Global Fund’s Investor Class valued at $10,841,861 for 1,149,318 shares of the International Opportunity Fund’s Investor Shares; 2,540,759 shares of the Seven Canyons World Innovators Fund’s Investor Class valued at $30,401,181 for 3,222,751 shares of the International Opportunity Fund’s Investor Shares; and 191,208 shares of the Seven Canyons World Innovators Fund’s Institutional Class valued at $2,351,286 for 248,595 shares of the International Opportunity Fund’s Institutional Shares.

	Shares Outstanding	Net Assets
International Opportunity Fund (immediately prior to Reorganization)	5,720,250	$54,108,104

Target Fund	Target Fund Shares Exchanged	Net Assets of Target Fund Exchanged
Seven Canyons Strategic Global Fund	1,045,379	$10,841,861
Seven Canyons World Innovators Fund	2,731,967	$32,752,467

45

HOOD RIVER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Continued)
The investment portfolio cost, fair value, and unrealized depreciation for the International Opportunity Fund immediately prior to the Reorganizations were as follows:

	Cost of Investments	Portfolio Value	Unrealized Depreciation
International Opportunity Fund	$60,866,168	$54,842,186	$(6,023,982)
Seven Canyons Strategic Global Fund	$11,966,618	$10,596,839	$(1,369,779)
Seven Canyons World Innovators Fund	$38,415,178	$32,247,360	$(6,167,818)

Immediately following the Reorganizations, the net assets of the combined fund was $97,702,432.
Each Reorganization qualified as a tax-free “reorganization” under the Internal Revenue Code of 1986, as amended. For financial reporting purposes, assets received and shares issued by the International Opportunity Fund were recorded at fair value; however, the cost basis of the investments received from each Target Fund were carried forward to align ongoing reporting of the International Opportunity Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming each Reorganization had been completed on July 1, 2024, the beginning of the Fund’s fiscal year, the pro forma results of operation for the fiscal year ended June 30, 2025, would have been as follows:

Net investment income	$191,287
Net realized and unrealized gain on investments	18,477,763
Net increase in net assets resulting from operations	$18,669,050

Because the International Opportunity Fund has been managed as a single integrated portfolio since the Reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of each Target Fund and the International Opportunity Fund that have been included in the International Opportunity Fund’s Statement of Operations since April 4, 2025.

46

HOOD RIVER FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Hood River Funds and
Board of Trustees of Manager Directed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Hood River Funds comprising the funds listed below (the “Funds”), each a series of Manager Directed Portfolios, as of June 30, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Hood River International Opportunity Fund	For the year ended June 30, 2025	For the years ended June 30, 2025 and 2024	For the years ended June 30, 2025, 2024, and 2023
Hood River New Opportunities Fund	For the period from August 5, 2024 (commencement of operations) through June 30, 2025
Hood River Small-Cap Growth Fund	For the year ended June 30, 2025	For the years ended June 30, 2025 and 2024	For the years ended June 30, 2025, 2024, and 2023

The Funds’ financial highlights for the years ended June 30, 2022, and prior, were audited by other auditors whose report dated August 29, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodians, transfer agents, issuers, and brokers; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
August 29, 2025

47

HOOD RIVER FUNDS
NOTICE TO SHAREHOLDERS
at June 30, 2025 (Unaudited)
Qualified Dividend Income/Dividends Received Deduction
For the fiscal year (period) ended June 30, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income, designated as qualified dividend income was as follows:

International Opportunity Fund	54.70%
New Opportunities Fund	0.00%
Small Cap Growth Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for corporate dividends received deduction for the fiscal year (period) ended June 30, 2025, was as follows:

International Opportunity Fund	0.00%
New Opportunities Fund	0.00%
Small Cap Growth Fund	0.00%

48

HOOD RIVER FUNDS
ADDITIONAL INFORMATION
June 30, 2025 (Unaudited)
Item 7(b). Financial Highlights are included within the financial statements under Item 7(a) above.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

49

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Manager Directed Portfolios

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	September 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	September 8, 2025

By (Signature and Title)*	/s/ Colton Scarmardo
Colton Scarmardo, Treasurer/Principal Financial Officer

Date	September 8, 2025

* Print the name and title of each signing officer under his or her signature.